United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number         811-04087
                                  ------------------

Exeter Fund, Inc.
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York                          14450
-------------------------------------------------------------------------------
(Address of principal executive offices)                            (zip code)

B. Reuben Auspitz              290 Woodcliff Drive, Fairport, New York 14450
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 585-325-6880
                                                   -------------

Date of fiscal year end: December 31, 2005
                        ------------------

Date of reporting period: September 30, 2005
                         -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1: Schedule of Investments





INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)


TECHNOLOGY SERIES                                               SHARES           VALUE
----------------------------------------------------------  ----------------  ------------

COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 13.7%
DIVERSIFIED CONSUMER SERVICES - 2.9%
Career Education Corp.*                                               89,000  $  3,164,840
                                                                              ------------

HOTELS, RESTAURANTS & LEISURE - 3.8%
International Game Technology                                        155,000     4,185,000
                                                                              ------------

INTERNET & CATALOG RETAIL - 1.7%
Expedia, Inc.*                                                        40,500       802,305
IAC/InterActiveCorp*                                                  40,500     1,026,675
                                                                              ------------
                                                                                 1,828,980
                                                                              ------------

MEDIA - 2.3%
Harris Interactive, Inc.*                                            600,000     2,562,000
                                                                              ------------

SPECIALTY RETAIL - 3.0%
RadioShack Corp.                                                     135,000     3,348,000
                                                                              ------------

TOTAL CONSUMER DISCRETIONARY                                                    15,088,820
                                                                              ------------

HEALTH CARE - 4.9%
HEALTH CARE PROVIDERS & SERVICES - 4.9%
AMICAS, Inc.*                                                        218,000     1,177,200
WebMD Corp.*                                                         378,000     4,188,240
                                                                              ------------
TOTAL HEALTH CARE                                                                5,365,440
                                                                              ------------

INDUSTRIALS - 2.1%
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Tomra Systems ASA (Norway)                                           334,000     2,377,043
                                                                              ------------

INFORMATION TECHNOLOGY - 73.0%
COMMUNICATIONS EQUIPMENT - 21.5%
Avaya, Inc.*                                                         468,000     4,820,400
Cisco Systems, Inc.*                                                 298,000     5,343,140
Nokia Oyj - ADR (Finland)                                            223,000     3,770,930
Packeteer, Inc.*                                                     281,000     3,526,550
Polycom, Inc.*                                                       208,000     3,363,360
Research In Motion Ltd. (RIM)* (Canada)                               42,300     2,893,320
                                                                              ------------
                                                                                23,717,700
                                                                              ------------

COMPUTERS & PERIPHERALS - 8.3%
EMC Corp.*                                                           206,000     2,665,640
International Business Machines (IBM) Corp.                           55,000     4,412,100
Logitech International S.A. - ADR* (Switzerland)                      52,500     2,139,375
                                                                              ------------
                                                                                 9,217,115
                                                                              ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.6%
DTS, Inc.*                                                           187,000     3,149,080
Solectron Corp.*                                                     781,000     3,053,710
                                                                              ------------
                                                                                 6,202,790
                                                                              ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.1%
ATI Technologies, Inc.* (Canada)                                     114,000     1,589,160
Cabot Microelectronics Corp.*                                        115,000     3,378,700
Cymer, Inc.*                                                         100,000     3,132,000
Exar Corp.*                                                          143,000     2,004,860
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)           327,599     2,692,864
Zoran Corp.*                                                         197,000     2,817,100
                                                                              ------------
                                                                                15,614,684
                                                                              ------------

SOFTWARE - 23.5%
Amdocs Ltd.* (Guernsey)                                              163,000     4,519,990
Blackbaud, Inc.                                                      201,866     2,860,441
F-Secure Oyj* (Finland)                                              267,000       583,957
Opsware, Inc.*                                                       181,000       939,390
RADWARE Ltd.* (Israel)                                               186,000     3,543,300
SAP AG - ADR (Germany)                                                45,000     1,949,850
Symantec Corp.*                                                      198,000     4,486,680
Synopsys, Inc.*                                                      230,000     4,347,000
Verity, Inc.*                                                        252,000     2,676,240
                                                                              ------------
                                                                                25,906,848
                                                                              ------------

TOTAL INFORMATION TECHNOLOGY                                                    80,659,137
                                                                              ------------

TELECOMMUNICATION SERVICES - 3.8%
WIRELESS TELECOMMUNICATION SERVICES - 3.8%
Vodafone Group plc - ADR (United Kingdom)                            163,000     4,233,110
                                                                              ------------

TOTAL COMMON STOCKS
(Identified Cost $98,868,641)                                                  107,723,550
                                                                              ------------

SHORT-TERM INVESTMENTS - 1.9%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $2,124,154)                                       2,124,154     2,124,154
                                                                              ------------

TOTAL INVESTMENTS - 99.4%
(Identified Cost $100,992,795)                                                 109,847,704

OTHER ASSETS, LESS LIABILITIES - 0.6%                                              632,852
                                                                              ------------

NET ASSETS - 100%                                                             $110,480,556
                                                                              ============





*Non-income producing security
ADR - American Depository Receipt


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $100,992,795

Unrealized appreciation               $ 11,002,311
Unrealized depreciation                 (2,147,402)
                                      -------------

Net unrealized appreciation           $  8,854,909
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)

                                                               SHARES/
FINANCIAL SERVICES SERIES                                 PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------  -----------------  ------------

COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 1.9%
MEDIA - 1.9%
The McGraw-Hill Companies, Inc.                                      18,200  $   874,328
                                                                             ------------

FINANCIALS - 75.0%
CAPITAL MARKETS - 23.2%
The Bank of New York Co., Inc.                                       60,500    1,779,305
The Charles Schwab Corp.                                             71,000    1,024,530
Franklin Resources, Inc.                                             10,300      864,788
Janus Capital Group, Inc.                                            84,100    1,215,245
Mellon Financial Corp.                                               14,800      473,156
Merrill Lynch & Co., Inc.                                            23,000    1,411,050
Piper Jaffray Companies, Inc.*                                       13,300      397,138
SEI Investments Co.                                                  46,000    1,728,680
State Street Corp.                                                   16,500      807,180
T. Rowe Price Group, Inc.                                            12,700      829,310
                                                                             ------------
                                                                              10,530,382
                                                                             ------------

COMMERCIAL BANKS - 28.2%
Bank of America Corp.*                                               38,700    1,629,270
KeyCorp.                                                             24,200      780,450
M&T Bank Corp.                                                        7,600      803,396
Marshall & Ilsley Corp.                                              28,300    1,231,333
North Fork Bancorp., Inc.                                            42,200    1,076,100
PNC Financial Services Group, Inc.                                   31,700    1,839,234
TCF Financial Corp.                                                  17,000      454,750
U.S. Bancorp                                                         58,500    1,642,680
Wachovia Corp.                                                       34,500    1,641,855
Wells Fargo & Co.                                                     6,600      386,562
Zions Bancorp.                                                       18,800    1,338,748
                                                                             ------------
                                                                              12,824,378
                                                                             ------------

CONSUMER FINANCE - 1.9%
Capital One Financial Corp.                                          10,800      858,816
                                                                             ------------

DIVERSIFIED FINANCIAL SERVICES - 9.5%
Citigroup, Inc.                                                      47,700    2,171,304
JPMorgan Chase & Co.                                                 37,200    1,262,196
Moody's Corp.                                                         8,800      449,504
Principal Financial Group, Inc.                                       9,400      445,278
                                                                             ------------
                                                                               4,328,282
                                                                             ------------

INSURANCE - 9.6%
Ambac Financial Group, Inc.                                           5,700      410,742
American International Group, Inc.*                                  36,600    2,267,736
Marsh & McLennan Companies, Inc.                                     14,700      446,733
MBIA, Inc.                                                           13,500      818,370
Torchmark Corp.                                                       7,650      404,150
                                                                             ------------
                                                                               4,347,731
                                                                             ------------

REAL ESTATE - 0.9%
Friedman, Billings, Ramsey Group, Inc. - Class A                     39,600      403,524
                                                                             ------------

THRIFTS & MORTGAGE FINANCE - 1.7%
Flagstar Bancorp, Inc.                                               25,900      416,990
New York Community Bancorp., Inc.                                    21,800      357,520
                                                                             ------------
                                                                                 774,510
                                                                             ------------

TOTAL FINANCIALS                                                              34,067,623
                                                                             ------------

INDUSTRIALS - 6.2%
COMMERCIAL SERVICES & SUPPLIES - 6.2%
ChoicePoint, Inc.*                                                   22,200      958,374
The Dun & Bradstreet Corp.*                                          28,500    1,877,295
                                                                             ------------
TOTAL INDUSTRIALS                                                              2,835,669
                                                                             ------------

INFORMATION TECHNOLOGY - 10.5%
INTERNET SOFTWARE & SERVICES - 0.9%
Corillian Corp.*                                                    123,000      393,600
Online Resources Corp.*                                               3,000       31,740
                                                                             ------------
                                                                                 425,340
                                                                             ------------

IT SERVICES - 9.6%
Automatic Data Processing, Inc.                                      10,500      451,920
The BISYS Group, Inc.*1                                              53,500      718,505
CheckFree Corp.*                                                     13,300      503,006
First Data Corp.                                                     43,300    1,732,000
Fiserv, Inc.*                                                        20,500      940,335
                                                                             ------------
                                                                               4,345,766
                                                                             ------------

TOTAL INFORMATION TECHNOLOGY                                                   4,771,106
                                                                             ------------

TOTAL COMMON STOCKS
(Identified Cost $42,401,344)                                                 42,548,726
                                                                             ------------

SHORT-TERM INVESTMENTS - 7.2%
Dreyfus Treasury Cash Management - Institutional Shares             755,573      755,573
Fannie Mae Discount Note, 10/13/2005                      $       1,000,000      998,863
Freddie Mac Discount Note, 10/11/2005                             1,500,000    1,498,525
                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,252,961)                                                   3,252,961
                                                                             ------------

TOTAL INVESTMENTS - 100.8%
(Identified Cost $45,654,305)                                                 45,801,687

LIABILITIES, LESS OTHER ASSETS - (0.8%)                                         (366,118)
                                                                             ------------

NET ASSETS - 100%                                                            $45,435,569
                                                                             ============





*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $45,654,305

Unrealized appreciation               $ 1,147,728
Unrealized depreciation                (1,000,346)
                                      ------------

Net unrealized appreciation           $   147,382
                                      ============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                 SHARES/
LIFE SCIENCES SERIES                                        PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------  -----------------  -------------

COMMON STOCKS - 93.9%
HEALTH CARE - 88.1%
BIOTECHNOLOGY - 12.2%
Caliper Life Sciences, Inc.*                                          617,050  $  4,337,862
Charles River Laboraroties International, Inc.*                       100,000     4,362,000
Diversa Corp.*                                                        635,000     3,676,650
Millennium Pharmaceuticals, Inc.*                                     620,000     5,784,600
Neurocrine Biosciences, Inc.*                                          48,000     2,361,120
Xenogen Corp.*                                                        933,500     2,893,850
Xenogen Corp. - Private Shares*1                                      950,000     2,650,500
                                                                               -------------
                                                                                 26,066,582
                                                                               -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 16.2%
Advanced Neuromodulation Systems, Inc.*                               122,050     5,792,493
Align Technology, Inc.*                                               618,350     4,155,312
Biomet, Inc.                                                           57,000     1,978,470
DENTSPLY International, Inc.                                          100,000     5,402,000
PerkinElmer, Inc.                                                     300,000     6,111,000
Thermo Electron Corp.*                                                107,000     3,306,300
Wright Medical Group, Inc.*                                           123,000     3,035,640
Zimmer Holdings, Inc.*                                                 13,100       902,459
Zoll Medical Corp.*                                                   150,000     3,937,500
                                                                               -------------
                                                                                 34,621,174
                                                                               -------------

HEALTH CARE PROVIDERS & SERVICES - 40.0%
Allscripts Healthcare Solutions, Inc.*                                118,400     2,133,568
American Healthways, Inc.*                                             46,000     1,950,400
AmerisourceBergen Corp.                                                47,000     3,633,100
AMICAS, Inc.*                                                         990,650     5,349,510
AMN Healthcare Services, Inc.*                                        322,000     4,981,340
Cardinal Health, Inc.                                                  67,000     4,250,480
Cross Country Healthcare, Inc.*                                       225,000     4,176,000
Eclipsys Corp.*                                                       422,850     7,543,644
Express Scripts, Inc.*                                                 82,000     5,100,400
HCA, Inc.                                                             106,000     5,079,520
IDX Systems Corp.*                                                    175,300     7,569,454
McKesson Corp.                                                         89,000     4,223,050
Medical Staffing Network Holdings, Inc.*                              207,000     1,215,090
Omnicell, Inc.*                                                       437,000     4,252,010
Patterson Companies, Inc.*                                            155,000     6,204,650
Triad Hospitals, Inc.*                                                134,000     6,066,180
WebMD Corp.*                                                          770,000     8,531,600
WebMD Health Corp. - Class A*                                         140,000     3,450,860
                                                                               -------------
                                                                                 85,710,856
                                                                               -------------

PHARMACEUTICALS - 19.7%
Bristol-Myers Squibb Co.                                              144,000     3,464,640
GlaxoSmithKline plc (United Kingdom)                                  263,000     6,688,406
Novartis AG - ADR (Switzerland)                                       167,000     8,517,000
Pfizer, Inc.                                                          103,000     2,571,910
Sanofi-Aventis - ADR (France)                                          95,000     3,947,250
Schering AG (Germany)                                                 104,000     6,590,062
Schering-Plough Corp.                                                  99,000     2,083,950
Valeant Pharmaceuticals International                                 222,000     4,457,760
Wyeth                                                                  86,000     3,979,220
                                                                               -------------
                                                                                 42,300,198
                                                                               -------------
TOTAL HEALTH CARE                                                               188,698,810
                                                                               -------------

INFORMATION TECHNOLOGY - 1.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Mettler-Toledo International, Inc.* (Switzerland)                      54,000     2,752,920
                                                                               -------------

MATERIALS - 4.5%
CHEMICALS - 4.5%
Lonza Group AG (Switzerland)                                          165,921     9,794,749
                                                                               -------------

TOTAL COMMON STOCKS
(Identified Cost $174,931,999)                                                  201,246,479
                                                                               -------------

WARRANTS - 0.2%
Xenogen Corp., 8/15/2010 1
(Identified Cost $0)                                                  285,000       336,289
                                                                               -------------

SHORT-TERM INVESTMENTS - 9.6%
Dreyfus Treasury Cash Management - Institutional Shares             1,097,409     1,097,409
Fannie Mae Discount Note, 11/3/2005                         $       4,000,000     3,987,020
Freddie Mac Discount Note, 11/3/2005                               10,000,000     9,968,008
U.S. Treasury Bill, 2/23/2006                                       5,500,000     5,419,238
                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $20,474,127)                                                    20,471,675
                                                                               -------------

TOTAL INVESTMENTS - 103.7%
(Identified Cost $195,406,126)                                                  222,054,443

LIABILITIES, LESS OTHER ASSETS - (3.7%)                                          (7,841,421)
                                                                               -------------

NET ASSETS - 100%                                                              $214,213,022
                                                                               =============





*Non-income producing security
1Restricted, excluding 144A securities, as to public resale. The total market value of the restricted securities held at September 30, 2005 was $2,986,789, or 1.4% of the Series' net assets, and is comprised of two securities, Xenogen Corp. - Private Shares valued at $2,650,500, or 1.2% of the Series' net assets (acquired on August 11, 2005 at a cost of $2,764,500) and Xenogen Corp. - Warrants valued at $336,289, or 0.2% of the Series' net assets (acquired on August 11, 2005 at a cost of $0). The securities are fair valued under procedures approved by and under the general supervision and responsibility of the Series' Board of Directors. On September 30, 2005, the securities were fair valued at $2.79 and $1.179962 per share, respectively.
ADR - American Depository Receipt




WRITTEN PUT OPTIONS OUTSTANDING
                                              Shares Subject   Market
Common Stock/Expiration Date/Exercise Price       to Put       Value
--------------------------------------------  --------------  --------
Boston Scientific Corp./February 2006/22.5
(premiums received $155,093)                         220,000  $264,000





FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $195,251,033

Unrealized appreciation               $ 30,962,655
Unrealized depreciation                 (4,423,245)
                                      -------------

Net unrealized appreciation           $ 26,539,410
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                      SHARES/
WORLD OPPORTUNITIES SERIES                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------  -----------------  --------------

COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 18.5%
AUTO COMPONENTS 2.1%
Autoliv, Inc. (Sweden)                                                      93,175  $   4,053,112
                                                                                    --------------

HOTELS, RESTAURANTS & LEISURE - 3.4%
Club Mediterranee S.A.* (France)                                           141,000      6,625,128
                                                                                    --------------

HOUSEHOLD DURABLES - 2.1%
Sony Corp. - ADR (Japan)                                                   119,000      3,949,610
                                                                                    --------------

MEDIA - 7.1%
GCap Media plc (United Kingdom)                                            415,150      2,342,916
News Corp. - Class A                                                       212,000      3,305,080
Pearson plc (United Kingdom)                                               355,000      4,125,869
VNU N.V. (Netherlands)                                                     125,645      3,948,347
                                                                                    --------------
                                                                                       13,722,212
                                                                                    --------------

SPECIALTY RETAIL - 3.8%
Douglas Holding AG (Germany)                                                92,400      3,514,342
Kingfisher plc (United Kingdom)                                            969,000      3,691,298
                                                                                    --------------
                                                                                        7,205,640
                                                                                    --------------
TOTAL CONSUMER DISCRETIONARY                                                           35,555,702
                                                                                    --------------

CONSUMER STAPLES - 18.2%
FOOD & STAPLES RETAILING - 3.4%
Carrefour S.A. (France)                                                    142,600      6,559,788
                                                                                    --------------

FOOD PRODUCTS - 9.4%
Cadbury Schweppes plc (United Kingdom)                                     342,000      3,450,037
Nestle S.A. (Switzerland)                                                   27,050      7,921,457
Unilever plc - ADR (United Kingdom)                                        158,249      6,681,273
                                                                                    --------------
                                                                                       18,052,767
                                                                                    --------------

HOUSEHOLD PRODUCTS - 2.6%
Henkel KGaA (Germany)                                                       17,425      1,584,510
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)                       182,500      3,435,526
                                                                                    --------------
                                                                                        5,020,036
                                                                                    --------------

PERSONAL PRODUCTS - 2.8%
Clarins S.A. (France)                                                       83,231      5,446,047
                                                                                    --------------
TOTAL CONSUMER STAPLES                                                                 35,078,638
                                                                                    --------------

ENERGY - 11.9%
ENERGY EQUIPMENT & SERVICES - 8.6%
Abbot Group plc (United Kingdom)                                         1,169,550      5,445,332
Compagnie Generale de Geophysique S.A. (CGG)* (France)                      59,600      6,223,926
Smedvig ASA - Class A (Norway)                                             202,000      4,951,434
                                                                                    --------------
                                                                                       16,620,692
                                                                                    --------------

OIL, GAS & CONSUMABLE FUELS - 3.3%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                         98,000      6,247,500
                                                                                    --------------
TOTAL ENERGY                                                                           22,868,192
                                                                                    --------------

HEALTH CARE - 11.3%
PHARMACEUTICALS - 11.3%
GlaxoSmithKline plc (United Kingdom)                                       197,000      5,009,947
Novartis AG - ADR (Switzerland)                                            184,000      9,384,000
Schering AG (Germany)                                                      116,000      7,350,454
                                                                                    --------------
TOTAL HEALTH CARE                                                                      21,744,401
                                                                                    --------------

INDUSTRIALS - 15.1%
AEROSPACE & DEFENSE - 2.4%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)            120,000      4,632,000
                                                                                    --------------

AIR FREIGHT & LOGISTICS - 3.0%
TNT N.V. (Netherlands)                                                     232,800      5,782,582
                                                                                    --------------

COMMERCIAL SERVICES & SUPPLIES - 4.3%
Quebecor World, Inc. (Canada)                                              200,500      3,773,410
Tomra Systems ASA (Norway)                                                 618,225      4,399,842
                                                                                    --------------
                                                                                        8,173,252
                                                                                    --------------

CONSTRUCTION & ENGINEERING - 1.7%
Koninklijke Boskalis Westminster N.V. (Netherlands)                         65,252      3,246,329
                                                                                    --------------

ELECTRICAL EQUIPMENT - 3.7%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)                          553,325      4,072,472
Gamesa Corporacion Tecnologica S.A. (Spain)                                201,900      3,100,741
                                                                                    --------------
                                                                                        7,173,213
                                                                                    --------------
TOTAL INDUSTRIALS                                                                      29,007,376
                                                                                    --------------

INFORMATION TECHNOLOGY - 7.8%
COMMUNICATIONS EQUIPMENT - 3.8%
Nokia Oyj - ADR (Finland)                                                  223,000      3,770,930
Research In Motion Ltd. (RIM)* (Canada)                                     51,575      3,527,730
                                                                                    --------------
                                                                                        7,298,660
                                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)                 477,648      3,926,267
                                                                                    --------------

SOFTWARE - 2.0%
Amdocs Ltd.* (Guernsey)                                                    138,000      3,826,740
                                                                                    --------------
TOTAL INFORMATION TECHNOLOGY                                                           15,051,667
                                                                                    --------------

MATERIALS - 8.4%
CHEMICALS - 5.0%
Lonza Group AG (Switzerland)                                               160,925      9,499,822
                                                                                    --------------

PAPER & FOREST PRODUCTS - 3.4%
Aracruz Celulose S.A. - ADR (Brazil)                                        54,000      2,191,320
Sappi Ltd. - ADR (South Africa)                                            373,700      4,405,923
                                                                                    --------------
                                                                                        6,597,243
                                                                                    --------------
TOTAL MATERIALS                                                                        16,097,065
                                                                                    --------------

TELECOMMUNICATION SERVICES - 2.7%
WIRELESS TELECOMMUNICATION SERVICES - 2.7%
Vodafone Group plc - ADR (United Kingdom)                                  197,200      5,121,284
                                                                                    --------------

TOTAL COMMON STOCKS
(Identified Cost $146,387,769)                                                        180,524,325
                                                                                    --------------

SHORT-TERM INVESTMENTS - 6.5%
Dreyfus Treasury Cash Management - Institutional Shares                  3,573,971      3,573,971
Freddie Mac Discount Note, 11/21/2005                            $       9,000,000      8,952,816
                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,528,326)                                                          12,526,787
                                                                                    --------------

TOTAL INVESTMENTS - 100.4%
(Identified Cost $158,916,095)                                                        193,051,112

LIABILITIES, LESS OTHER ASSETS - (0.4%)                                                  (818,905)
                                                                                    --------------

NET ASSETS - 100%                                                                   $ 192,232,207
                                                                                    ==============





*Non-income producing security
ADR - American Depository Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 18.7%; Switzerland - 16.1%; France - 12.9%.


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $158,916,095

Unrealized appreciation               $ 35,502,361
Unrealized depreciation                 (1,367,344)
                                      -------------

Net unrealized appreciation           $ 34,135,017
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)

                                                               SHARES/
INTERNATIONAL SERIES                                       PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------  ----------------  ------------

COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 12.6%
AUTO COMPONENTS - 0.7%
Halla Climate Control Corp. (South Korea)                            76,300  $    745,888
Michelin (CGDE) - B (France)                                          8,413       494,175
                                                                             ------------
                                                                                1,240,063
                                                                             ------------

AUTOMOBILES - 1.0%
Bayerische Motoren Werke AG (BMW) (Germany)                          38,200     1,789,843
                                                                             ------------

HOUSEHOLD DURABLES - 0.4%
LG Electronics, Inc. (South Korea)                                   11,100       743,617
                                                                             ------------

LEISURE EQUIPMENT & PRODUCTS - 1.8%
Sega Sammy Holdings, Inc. (Japan)                                    41,550     1,640,035
Sega Sammy Holdings, Inc. (New) - When Issued (Japan)                41,550     1,610,749
                                                                             ------------
                                                                                3,250,784
                                                                             ------------

MEDIA - 4.3%
Impresa S.A. (SGPS)* (Portugal)                                     264,000     1,649,703
Reed Elsevier plc - ADR (United Kingdom)                             33,600     1,239,504
VNU N.V. (Netherlands)                                               78,000     2,451,121
Wolters Kluwer N.V. (Netherlands)                                   128,000     2,381,109
                                                                             ------------
                                                                                7,721,437
                                                                             ------------

MULTILINE RETAIL - 0.7%
Don Quijote Co. Ltd. (Japan)                                         18,600     1,196,300
                                                                             ------------

SPECIALTY RETAIL - 2.2%
Douglas Holding AG (Germany)                                         45,900     1,745,761
KOMERI Co. Ltd. (Japan)                                              67,000     2,184,141
                                                                             ------------
                                                                                3,929,902
                                                                             ------------

TEXTILES, APPAREL & LUXURY GOODS - 1.5%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)                     32,320     2,664,366
                                                                             ------------

TOTAL CONSUMER DISCRETIONARY                                                   22,536,312
                                                                             ------------

CONSUMER STAPLES - 13.5%
BEVERAGES - 3.0%
Diageo plc (United Kingdom)                                          76,000     1,092,378
Grupo Modelo S.A. de C.V. - Series C (Mexico)                       384,000     1,242,568
Kirin Brewery Co. Ltd. (Japan)                                      173,000     1,905,286
Scottish & Newcastle plc (United Kingdom)                           135,000     1,104,128
                                                                             ------------
                                                                                5,344,360
                                                                             ------------

FOOD & STAPLES RETAILING - 3.7%
Carrefour S.A. (France)                                              38,832     1,786,323
FamilyMart Co. Ltd. (Japan)                                          55,000     1,652,423
Metro AG (Germany)                                                   41,700     2,055,059
Tesco plc (United Kingdom)                                          220,000     1,200,839
                                                                             ------------
                                                                                6,694,644
                                                                             ------------

FOOD PRODUCTS - 4.4%
Cadbury Schweppes plc (United Kingdom)                              120,000     1,210,539
CJ Corp. (South Korea)                                               10,300       727,535
Groupe Danone (France)                                               15,976     1,721,142
Suedzucker AG (Germany)                                              72,400     1,633,927
Unilever plc - ADR (United Kingdom)                                  60,000     2,533,200
                                                                             ------------
                                                                                7,826,343
                                                                             ------------

HOUSEHOLD PRODUCTS - 1.3%
Kao Corp. (Japan)                                                    47,000     1,157,401
Reckitt Benckiser plc (United Kingdom)                               38,500     1,172,613
                                                                             ------------
                                                                                2,330,014
                                                                             ------------

PERSONAL PRODUCTS - 1.1%
Clarins S.A. (France)                                                30,666     2,006,566
                                                                             ------------

TOTAL CONSUMER STAPLES                                                         24,201,927
                                                                             ------------

ENERGY - 6.9%
OIL, GAS & CONSUMABLE FUELS - 6.9%
BP plc (United Kingdom)                                             114,000     1,354,079
Eni S.p.A. (Italy)                                                  219,554     6,519,473
Royal Dutch Shell plc - Class B (United Kingdom)                     41,663     1,438,682
Total S.A. (France)                                                  11,290     3,081,126
                                                                             ------------
TOTAL ENERGY                                                                   12,393,360
                                                                             ------------

FINANCIALS - 29.9%
CAPITAL MARKETS - 4.8%
Daiwa Securities Group, Inc. (Japan)                                194,000     1,516,106
Deutsche Bank AG (Germany)                                           64,800     6,070,011
Nomura Holdings, Inc. (Japan)                                        63,000       977,471
                                                                             ------------
                                                                                8,563,588
                                                                             ------------

COMMERCIAL BANKS - 17.3%
Banca Intesa S.p.A. (Italy)                                         509,327     2,373,269
Banca Monte dei Paschi di Siena S.p.A. (Italy)                      181,000       802,608
Banco BPI S.A. (Portugal)                                           383,000     1,702,938
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)           179,300     5,041,904
BNP Paribas S.A. (France)                                            26,000     1,976,206
The Chugoku Bank Ltd. (Japan)                                       137,000     1,866,097
Commerzbank AG (Germany)                                            169,000     4,626,353
The Hachijuni Bank Ltd. (Japan)                                     244,000     1,859,559
Hana Bank (South Korea)                                              22,400       826,529
Hong Leong Bank Berhad (Malaysia)                                   560,000       795,011
Mitsubishi Tokyo Financial Group, Inc. (Japan)                          170     2,231,718
SanPaolo IMI S.p.A. (Italy)                                          51,300       796,486
Societe Generale (France)                                            11,312     1,290,722
The Sumitomo Trust and Banking Co. Ltd. (Japan)                     247,000     2,032,582
UniCredito Italiano S.p.A. (Italy)                                  489,000     2,756,006
                                                                             ------------
                                                                               30,977,988
                                                                             ------------

CONSUMER FINANCE - 0.7%
Takefuji Corp. (Japan)                                               16,050     1,251,476
                                                                             ------------

DIVERSIFIED FINANCIAL SERVICES - 1.3%
ING Groep N.V. (Netherlands)                                         80,000     2,382,263
                                                                             ------------

INSURANCE - 5.8%
Allianz AG (Germany)                                                 19,620     2,650,109
Assicurazioni Generali S.p.A. (Italy)                                85,804     2,705,638
Axa (France)                                                        110,292     3,027,182
Muenchener Rueckver AG (Germany)                                     17,200     1,963,588
                                                                             ------------
                                                                               10,346,517
                                                                             ------------

TOTAL FINANCIALS                                                               53,521,832
                                                                             ------------

HEALTH CARE - 3.9%
PHARMACEUTICALS - 3.9%
AstraZeneca plc (United Kingdom)                                     22,300     1,036,304
GlaxoSmithKline plc (United Kingdom)                                 48,000     1,220,698
Sanofi-Aventis (France)                                              21,083     1,741,821
Shire Pharmaceuticals Group plc (United Kingdom)                    115,000     1,398,407
Takeda Pharmaceutical Co. Ltd. (Japan)                               28,000     1,667,665
                                                                             ------------
TOTAL HEALTH CARE                                                               7,064,895
                                                                             ------------

INDUSTRIALS - 9.3%
AIRLINES - 1.2%
Deutsche Lufthansa AG* (Germany)                                    164,800     2,186,375
                                                                             ------------

CONSTRUCTION & ENGINEERING - 1.1%
Hochtief AG (Germany)                                                44,500     1,979,144
                                                                             ------------

INDUSTRIAL CONGLOMERATES - 4.0%
Siemens AG (Germany)                                                 66,525     5,128,377
Sonae S.A. (SGPS) (Portugal)                                      1,200,000     2,047,708
                                                                             ------------
                                                                                7,176,085
                                                                             ------------

MACHINERY - 3.0%
FANUC Ltd. (Japan)                                                   15,500     1,253,656
MAN AG (Germany)                                                     79,000     4,048,970
                                                                             ------------
                                                                                5,302,626
                                                                             ------------

TOTAL INDUSTRIALS                                                              16,644,230
                                                                             ------------

INFORMATION TECHNOLOGY - 4.7%
COMMUNICATIONS EQUIPMENT - 1.0%
D-Link Corp. (Taiwan)                                               860,000       892,563
Zyxel Communications Corp. (Taiwan)                                 434,340       904,192
                                                                             ------------
                                                                                1,796,755
                                                                             ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
KEYENCE Corp. (Japan)                                                 4,500     1,131,542
                                                                             ------------

OFFICE ELECTRONICS - 0.6%
Canon, Inc. (Japan)                                                  20,000     1,080,176
                                                                             ------------

SOFTWARE - 2.5%
SAP AG (Germany)                                                     25,350     4,386,709
                                                                             ------------

TOTAL INFORMATION TECHNOLOGY                                                    8,395,182
                                                                             ------------

MATERIALS - 5.1%
CHEMICALS - 5.1%
Air Liquide S.A. (France)                                            12,258     2,253,769
Bayer AG (Germany)                                                  107,350     3,944,917
Degussa AG (Germany)                                                 38,200     1,686,557
Lanxess* (Germany)                                                   43,875     1,313,904
                                                                             ------------
TOTAL MATERIALS                                                                 9,199,147
                                                                             ------------

TELECOMMUNICATION SERVICES - 6.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.7%
France Telecom S.A. - ADR (France)                                   31,000       891,250
Deutsche Telekom AG (Germany)                                       186,200     3,387,692
Portugal Telecom S.A. (SGPS) - ADR (Portugal)                        94,250       857,675
Swisscom AG - ADR (Switzerland)                                      26,900       881,782
TDC A/S - ADR (Denmark)                                              42,150     1,137,207
Telefonica S.A. - ADR (Spain)                                        18,250       900,090
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico)             61,000     1,297,470
Telenor ASA - ADR (Norway)                                           36,250       976,938
                                                                             ------------
                                                                               10,330,104
                                                                             ------------

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Maxis Communications Berhad (Malaysia)                              500,000     1,253,815
SK Telecom Co. Ltd. (South Korea)                                     3,600       698,677
                                                                             ------------
                                                                                1,952,492
                                                                             ------------

TOTAL TELECOMMUNICATION SERVICES                                               12,282,596
                                                                             ------------

UTILITIES - 4.6%
ELECTRIC UTILITIES - 3.3%
E.ON AG (Germany)                                                    63,837     5,876,241
                                                                             ------------

MULTI-UTILITIES - 1.3%
National Grid plc (United Kingdom)                                  111,448     1,044,665
Suez S.A. (France)                                                   43,340     1,252,571
                                                                             ------------
                                                                                2,297,236
                                                                             ------------

TOTAL UTILITIES                                                                 8,173,477
                                                                             ------------

TOTAL COMMON STOCKS
(Identified Cost $120,658,817)                                                174,412,958
                                                                             ------------

SHORT-TERM INVESTMENTS - 2.6%
Dreyfus Treasury Cash Management - Institutional Shares             601,866       601,866
Federal Home Loan Bank Discount Note, 10/3/2005                  $4,000,000     3,999,253
                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,601,119)                                                    4,601,119
                                                                             ------------

TOTAL INVESTMENTS - 99.9%
(Identified Cost $125,259,936)                                                179,014,077

OTHER ASSETS, LESS LIABILITIES - 0.1%                                             248,140
                                                                             ------------

NET ASSETS - 100%                                                            $179,262,217
                                                                             ============





*Non-income producing security
ADR - American Depository Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 34.3%; Japan - 15.7%; France - 13.5%.

FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $125,524,215

Unrealized appreciation               $ 53,950,314
Unrealized depreciation                   (460,452)
                                      -------------

Net unrealized appreciation           $ 53,489,862
                                      =============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)
                                                                       CREDIT
                                                                       RATING1    PRINCIPAL AMOUNT/
CORE BOND SERIES                                                     (UNAUDITED)        SHARES            VALUE
-------------------------------------------------------------------  -----------  ------------------  -------------
CORPORATE BONDS - 39.5%
CONSUMER DISCRETIONARY - 7.5%
MEDIA - 4.2%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011   Baa1         $          400,000  $    429,567
Comcast Cable Communications, Inc., 6.75%, 1/30/2011                 Baa2                    400,000       430,104
Tribune Co., 4.875%, 8/15/2010                                       A3                      110,000       109,547
The Walt Disney Co., 6.375%, 3/1/2012                                Baa1                    200,000       214,827
                                                                                                      -------------
                                                                                                         1,184,045
                                                                                                      -------------

MULTILINE RETAIL - 1.5%
Target Corp., 5.875%, 3/1/2012                                       A2                      415,000       439,408
                                                                                                      -------------

SPECIALTY RETAIL - 1.8%
The Gap, Inc.2, 9.55%, 12/15/2008                                    Baa3                    175,000       196,926
Lowe's Companies, Inc., 8.25%, 6/1/2010                              A2                      270,000       310,528
                                                                                                      -------------
                                                                                                           507,454
                                                                                                      -------------

TOTAL CONSUMER DISCRETIONARY                                                                             2,130,907
                                                                                                      -------------

CONSUMER STAPLES - 1.3%
FOOD & STAPLES RETAILING - 0.5%
The Kroger Co., 7.25%, 6/1/2009                                      Baa2                    135,000       144,247
                                                                                                      -------------

FOOD PRODUCTS - 0.4%
General Mills, Inc., 6.00%, 2/15/2012                                Baa2                     95,000       100,619
                                                                                                      -------------

HOUSEHOLD PRODUCTS - 0.4%
The Procter & Gamble Co., 4.85%, 12/15/2015                          Aa3                     125,000       124,950
                                                                                                      -------------

TOTAL CONSUMER STAPLES                                                                                     369,816
                                                                                                      -------------

ENERGY - 1.0%
OIL, GAS & CONSUMABLE FUELS - 1.0%
Anadarko Finance Co., 6.75%, 5/1/2011 (Canada)                       Baa1                    265,000       287,925
                                                                                                      -------------

FINANCIALS - 11.0%
CAPITAL MARKETS - 2.0%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011                     Aa3                     170,000       185,026
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012                    A1                      170,000       184,929
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009                          Aa3                     180,000       187,242
                                                                                                      -------------
                                                                                                           557,197
                                                                                                      -------------

COMMERCIAL BANKS - 6.3%
Bank of America Corp., 7.40%, 1/15/2011                              Aa3                     440,000       491,376
PNC Funding Corp., 7.50%, 11/1/2009                                  A3                      260,000       285,372
U.S. Bank National Association, 6.375%, 8/1/2011                     Aa2                     465,000       500,996
Wachovia Corp., 5.25%, 8/1/2014                                      A1                      495,000       501,941
                                                                                                      -------------
                                                                                                         1,779,685
                                                                                                      -------------

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Citigroup, Inc., 5.00%, 9/15/2014                                    Aa2                     190,000       188,974
                                                                                                      -------------

INSURANCE - 2.0%
American International Group, Inc., 4.25%, 5/15/2013                 AA3                     605,000       577,655
                                                                                                      -------------

TOTAL FINANCIALS                                                                                         3,103,511
                                                                                                      -------------

HEALTH CARE - 1.4%
PHARMACEUTICALS - 1.4%
Abbott Laboratories, 3.50%, 2/17/2009                                A1                      195,000       188,541
Schering-Plough Corp.2, 5.55%, 12/1/2013                             Baa1                    210,000       216,536
                                                                                                      -------------
TOTAL HEALTH CARE                                                                                          405,077
                                                                                                      -------------

INDUSTRIALS - 7.8%
AEROSPACE & DEFENSE - 1.6%
Boeing Capital Corp., 6.50%, 2/15/2012                               A3                      230,000       250,636
Honeywell International, Inc., 7.50%, 3/1/2010                       A2                      170,000       189,162
                                                                                                      -------------
                                                                                                           439,798
                                                                                                      -------------

AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp., 3.50%, 4/1/2009                                         Baa2                    195,000       187,368
                                                                                                      -------------

AIRLINES - 1.5%
Southwest Airlines Co., 5.25%, 10/1/2014                             Baa1                    445,000       435,340
                                                                                                      -------------

INDUSTRIAL CONGLOMERATES - 2.1%
General Electric Capital Corp., 6.75%, 3/15/2032                     Aaa                     495,000       582,233
                                                                                                      -------------

MACHINERY - 0.6%
John Deere Capital Corp., 7.00%, 3/15/2012                           A3                      165,000       184,127
                                                                                                      -------------

ROAD & RAIL - 1.3%
CSX Corp., 6.75%, 3/15/2011                                          Baa2                    230,000       249,218
Union Pacific Corp., 6.65%, 1/15/2011                                Baa2                    115,000       123,969
                                                                                                      -------------
                                                                                                           373,187
                                                                                                      -------------

TOTAL INDUSTRIALS                                                                                        2,202,053
                                                                                                      -------------

INFORMATION TECHNOLOGY - 2.4%
COMMUNICATIONS EQUIPMENT - 1.5%
Corning, Inc., 5.90%, 3/15/2014                                      Baa3                    430,000       436,259
                                                                                                      -------------

IT SERVICES - 0.9%
First Data Corp., 3.90%, 10/1/2009                                   A1                      260,000       253,246
                                                                                                      -------------

TOTAL INFORMATION TECHNOLOGY                                                                               689,505
                                                                                                      -------------

MATERIALS - 0.9%
METALS & MINING - 0.9%
Alcoa, Inc., 7.375%, 8/1/2010                                        A2                      225,000       250,270
                                                                                                      -------------

TELECOMMUNICATION SERVICES - 1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                     A3                      430,000       434,173
                                                                                                      -------------

UTILITIES - 4.7%
ELECTRIC UTILITIES - 3.0%
American Electric Power Co., Inc., 5.375%, 3/15/2010                 Baa2                    280,000       285,089
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013                 Baa3                    325,000       374,917
TXU Energy Co., 7.00%, 3/15/2013                                     Baa2                    170,000       184,556
                                                                                                      -------------
                                                                                                           844,562
                                                                                                      -------------

MULTI-UTILITIES - 1.7%
Duke Energy Field Services Corp., 7.875%, 8/16/2010                  Baa2                    255,000       286,706
Sempra Energy, 7.95%, 3/1/2010                                       Baa1                    165,000       183,238
                                                                                                      -------------
                                                                                                           469,944
                                                                                                      -------------

TOTAL UTILITIES                                                                                          1,314,506
                                                                                                      -------------

TOTAL CORPORATE BONDS
(Identified Cost $11,315,668)                                                                           11,187,743
                                                                                                      -------------

U.S. GOVERNMENT AGENCIES - 54.2%
Fannie Mae, Pool #795855, 5.50%, 9/1/2019                                                    487,010       494,238
Fannie Mae, Pool #786281, 6.50%, 7/1/2034                                                    502,540       517,277
Fannie Mae, Pool #815409, 4.50%, 2/1/2035                                                    258,690       246,661
Fannie Mae, TBA4, 5.00%, 10/15/2020                                                          690,000       688,060
Fannie Mae, TBA4, 4.50%, 11/15/2020                                                          840,000       821,888
Fannie Mae, TBA4, 5.00%, 10/15/2035                                                        1,470,000     1,438,763
Fannie Mae, TBA4, 5.50%, 10/15/2035                                                        2,570,000     2,568,394
Fannie Mae, TBA4, 6.00%, 10/15/2035                                                        1,125,000     1,143,632
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010                              102,887       102,819
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019                             436,769       443,287
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034                             217,913       224,096
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035                              126,781       130,369
Federal Home Loan Mortgage Corp., TBA4, 4.50%, 10/15/2020                                    895,000       876,260
Federal Home Loan Mortgage Corp., TBA4, 5.00%, 10/15/2020                                    570,000       568,397
Federal Home Loan Mortgage Corp., TBA4, 5.50%, 10/15/2035                                  1,500,000     1,500,000
Federal Home Loan Mortgage Corp., TBA4, 6.00%, 10/15/2035                                    565,000       574,711
Federal Home Loan Mortgage Corp., TBA4, 5.00%, 11/15/2035                                  1,029,000     1,005,526
GNMA, Pool #487193, 5.00%, 4/15/2020                                                         120,253       120,879
GNMA, Pool #563559, 6.50%, 4/15/2032                                                         109,675       114,114
GNMA, Pool #631703, 6.50%, 9/15/2034                                                         252,379       262,597
GNMA, TBA4, 5.50%, 10/15/2035                                                                730,000       736,615
GNMA, TBA4, 6.00%, 10/15/2035                                                                430,000       440,347
GNMA, TBA4, 5.00%, 12/15/2035                                                                365,000       360,209
                                                                                                      -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $15,473,720)                                                                           15,379,139
                                                                                                      -------------

SHORT-TERM INVESTMENTS - 51.1%
Dreyfus Treasury Cash Management - Institutional Shares                                    1,236,967     1,236,967
Fannie Mae Discount Note, 10/12/2005                                              $        1,600,000     1,598,225
Fannie Mae Discount Note, 10/19/2005                                                         700,000       698,730
Fannie Mae Discount Note, 11/9/2005                                                        2,050,000     2,042,096
Fannie Mae Discount Note, 12/14/2005                                                         400,000       396,984
Federal Home Loan Bank Discount Note, 10/14/2005                                           1,730,000     1,727,684
Freddie Mac Discount Note, 10/11/2005                                                      5,700,000     5,694,421
Freddie Mac Discount Note, 2/27/2006                                                       1,100,000     1,082,438
                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,479,860)                                                                           14,477,545
                                                                                                      -------------

TOTAL INVESTMENTS - 144.8%
(Identified Cost $41,269,248)                                                                           41,044,427

LIABILITIES, LESS OTHER ASSETS - (44.8%)                                                               (12,698,709)
                                                                                                      -------------

NET ASSETS - 100%                                                                                     $ 28,345,718
                                                                                                      =============





1Credit ratings from Moody's (unaudited)
2The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of September 30, 2005.
3Credit ratings from S&P (unaudited)
4Security purchased on a forward commitment or when-issued basis. TBA - to be announced.


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:



Cost for federal income tax purposes  $41,269,248

Unrealized appreciation               $     3,110
Unrealized depreciation                  (227,931)
                                      ------------

Net unrealized depreciation           $  (224,821)
                                      ============





The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)
                                                                       CREDIT
                                                                       RATING1    PRINCIPAL AMOUNT/
CORE PLUS BOND SERIES                                                (UNAUDITED)        SHARES            VALUE
-------------------------------------------------------------------  -----------  ------------------  -------------
CORPORATE BONDS - 39.7%
CONSUMER DISCRETIONARY - 10.5%
AUTOMOBILES - 2.9%
General Motors Acceptance Corp., 6.125%, 9/15/2006                   Ba1          $        5,060,000  $  5,076,071
                                                                                                      -------------

MEDIA - 3.8%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011   Baa1                  2,655,000     2,851,252
Comcast Cable Communications, Inc., 6.75%, 1/30/2011                 Baa2                  2,285,000     2,456,969
The Walt Disney Co., 6.375%, 3/1/2012                                Baa1                  1,150,000     1,235,258
                                                                                                      -------------
                                                                                                         6,543,479
                                                                                                      -------------

MULTILINE RETAIL - 2.1%
JC Penney Co., Inc., 8.00%, 3/1/2010                                 Ba1                   1,465,000     1,600,512
Target Corp., 5.875%, 3/1/2012                                       A2                    1,945,000     2,059,393
                                                                                                      -------------
                                                                                                         3,659,905
                                                                                                      -------------

SPECIALTY RETAIL - 1.7%
The Gap, Inc.2, 9.55%, 12/15/2008                                    Baa3                  1,090,000     1,226,568
Lowe's Companies, Inc., 8.25%, 6/1/2010                              A2                    1,420,000     1,633,149
                                                                                                      -------------
                                                                                                         2,859,717
                                                                                                      -------------

TOTAL CONSUMER DISCRETIONARY                                                                            18,139,172
                                                                                                      -------------

CONSUMER STAPLES - 0.9%
BEVERAGES - 0.2%
Diageo Finance BV, 3.875%, 4/1/2011 (Netherlands)                    A3                      430,000       410,603
                                                                                                      -------------

FOOD & STAPLES RETAILING - 0.5%
The Kroger Co., 7.25%, 6/1/2009                                      Baa2                    750,000       801,373
                                                                                                      -------------

FOOD PRODUCTS - 0.2%
General Mills, Inc., 6.00%, 2/15/2012                                Baa2                    385,000       407,770
                                                                                                      -------------
TOTAL CONSUMER STAPLES                                                                                   1,619,746
                                                                                                      -------------

ENERGY - 1.0%
OIL, GAS & CONSUMABLE FUELS - 1.0%
Amerada Hess Corp., 6.65%, 8/15/2011                                 Ba1                   1,560,000     1,685,564
                                                                                                      -------------

FINANCIALS - 10.5%
CAPITAL MARKETS - 2.1%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011                     Aa3                   1,125,000     1,224,439
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012                    A1                    1,125,000     1,223,793
Merrill Lynch & Co., Inc.,  6.00%, 2/17/2009                         Aa3                   1,180,000     1,227,474
                                                                                                      -------------
                                                                                                         3,675,706
                                                                                                      -------------

COMMERCIAL BANKS - 6.7%
Bank of America Corp., 7.40%, 1/15/2011                              Aa3                   2,895,000     3,233,029
PNC Funding Corp., 7.50%, 11/1/2009                                  A3                    1,490,000     1,635,402
U.S. Bank National Association, 6.375%, 8/1/2011                     Aa2                   3,045,000     3,280,713
Wachovia Corp., 5.25%, 8/1/2014                                      A1                    3,250,000     3,295,572
                                                                                                      -------------
                                                                                                        11,444,716
                                                                                                      -------------

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Citigroup, Inc., 5.00%, 9/15/2014                                    Aa2                   1,245,000     1,238,278
                                                                                                      -------------

INSURANCE - 1.0%
American International Group, Inc., 4.25%, 5/15/2013                 AA3                   1,745,000     1,666,128
                                                                                                      -------------

TOTAL FINANCIALS                                                                                        18,024,828
                                                                                                      -------------

HEALTH CARE - 1.4%
PHARMACEUTICALS - 1.4%
Abbott Laboratories, 3.50%, 2/17/2009                                A1                    1,270,000     1,227,934
Schering-Plough Corp.2, 5.55%, 12/1/2013                             Baa1                  1,205,000     1,242,506
                                                                                                      -------------
TOTAL HEALTH CARE                                                                                        2,470,440
                                                                                                      -------------

INDUSTRIALS - 7.9%
AEROSPACE & DEFENSE - 1.2%
Boeing Capital Corp., 6.50%, 2/15/2012                               A3                    1,135,000     1,236,834
Honeywell International, Inc., 7.50%, 3/1/2010                       A2                      735,000       817,846
                                                                                                      -------------
                                                                                                         2,054,680
                                                                                                      -------------

AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp., 3.50%, 4/1/2009                                         Baa2                  1,275,000     1,225,098
                                                                                                      -------------

AIRLINES - 1.5%
Southwest Airlines Co., 5.25%, 10/1/2014                             Baa1                  2,560,000     2,504,430
                                                                                                      -------------

INDUSTRIAL CONGLOMERATES - 2.4%
General Electric Capital Corp., 6.75%, 3/15/2032                     Aaa                   2,845,000     3,346,369
Tyco International Group S.A., 6.375%, 10/15/2011 (Luxembourg)       Baa3                    775,000       826,059
                                                                                                      -------------
                                                                                                         4,172,428
                                                                                                      -------------

MACHINERY - 0.7%
John Deere Capital Corp., 7.00%, 3/15/2012                           A3                    1,095,000     1,221,936
                                                                                                      -------------

ROAD & RAIL - 1.4%
CSX Corp., 6.75%, 3/15/2011                                          Baa2                  1,555,000     1,684,931
Union Pacific Corp., 6.65%, 1/15/2011                                Baa2                    760,000       819,276
                                                                                                      -------------
                                                                                                         2,504,207
                                                                                                      -------------

TOTAL INDUSTRIALS                                                                                       13,682,779
                                                                                                      -------------

INFORMATION TECHNOLOGY - 1.5%
COMMUNICATIONS EQUIPMENT - 1.5%
Corning, Inc., 5.90%, 3/15/2014                                      Baa3                  2,545,000     2,582,042
                                                                                                      -------------

MATERIALS - 1.0%
METALS & MINING - 1.0%
Alcoa, Inc., 7.375%, 8/1/2010                                        A2                    1,465,000     1,629,534
                                                                                                      -------------

TELECOMMUNICATION SERVICES - 1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                     A3                    1,620,000     1,635,722
                                                                                                      -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Vodafone Group plc, 7.75%, 2/15/2010 (United Kingdom)                A2                    1,460,000     1,628,512
                                                                                                      -------------

TOTAL TELECOMMUNICATION SERVICES                                                                         3,264,234
                                                                                                      -------------

UTILITIES - 3.1%
ELECTRIC UTILITIES - 2.7%
Allegheny Energy Supply Co. LLC3, 8.25%, 4/15/2012                   Ba3                   1,180,000     1,327,500
American Electric Power Co., Inc., 5.375%, 3/15/2010                 Baa2                  1,230,000     1,252,354
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013                 Baa3                    710,000       819,049
TXU Energy Co., 7.00%, 3/15/2013                                     Baa2                  1,125,000     1,221,328
                                                                                                      -------------
                                                                                                         4,620,231
                                                                                                      -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
NRG Energy, Inc., 8.00%, 12/15/2013                                  B1                      653,000       695,445
                                                                                                      -------------

TOTAL UTILITIES                                                                                          5,315,676
                                                                                                      -------------

TOTAL CORPORATE BONDS
(Identified Cost $68,918,717)                                                                           68,414,015
                                                                                                      -------------

U.S. GOVERNMENT AGENCIES - 55.9%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008                                                    16,360        16,620
Fannie Mae, Pool #190549, 5.50%, 1/1/2009                                                     19,293        19,609
Fannie Mae, Pool #50972, 5.50%, 1/1/2009                                                      17,032        17,303
Fannie Mae, Pool #663794, 5.50%, 9/1/2017                                                    178,586       181,275
Fannie Mae, Pool #555389, 5.50%, 4/1/2018                                                    726,518       737,458
Fannie Mae, Pool #697020, 5.50%, 5/1/2018                                                     65,328        66,299
Fannie Mae, Pool #741610, 5.50%, 9/1/2018                                                    712,195       722,786
Fannie Mae, Pool #761280, 5.50%, 2/1/2019                                                    172,921       175,488
Fannie Mae, Pool #725793, 5.50%, 9/1/2019                                                    825,456       837,731
Fannie Mae, Pool #741552, 6.50%, 9/1/2033                                                    815,167       839,022
Fannie Mae, Pool #747607, 6.50%, 11/1/2033                                                   111,655       114,923
Fannie Mae, Pool #776452, 6.50%, 1/1/2034                                                     89,610        92,232
Fannie Mae, Pool #765848, 6.50%, 2/1/2034                                                    133,496       137,411
Fannie Mae, Pool #766304, 6.50%, 3/1/2034                                                    125,086       128,754
Fannie Mae, Pool #725686, 6.50%, 7/1/2034                                                    239,915       247,200
Fannie Mae, Pool #782769, 6.50%, 7/1/2034                                                    952,840       980,782
Fannie Mae, Pool #786281, 6.50%, 7/1/2034                                                     85,174        87,671
Fannie Mae, Pool #786692, 6.50%, 8/1/2034                                                    130,127       133,943
Fannie Mae, Pool #799657, 6.50%, 11/1/2034                                                 1,038,630     1,069,086
Fannie Mae, Pool #812185, 4.50%, 2/1/2035                                                    471,422       449,501
Fannie Mae, Pool #815409, 4.50%, 2/1/2035                                                    237,713       226,659
Fannie Mae, Pool #815926, 4.50%, 4/1/2035                                                    993,350       947,159
Fannie Mae, TBA4, 5.00%, 10/15/2020                                                        4,500,000     4,487,346
Fannie Mae, TBA4, 4.50%, 11/15/2020                                                        5,625,000     5,503,714
Fannie Mae, TBA4, 5.00%, 10/15/2035                                                        9,865,000     9,655,369
Fannie Mae, TBA4, 5.50%, 10/15/2035                                                       14,900,000    14,890,688
Fannie Mae, TBA4, 6.00%, 10/15/2035                                                        6,660,000     6,770,303
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010                              682,795       682,341
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013                              24,462        24,855
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017                               99,559       101,053
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018                             617,896       627,094
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019                              286,193       290,454
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019                              177,857       180,512
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019                           1,531,615     1,554,472
Federal Home Loan Mortgage Corp., Pool #815122, 5.50%, 4/1/2020                              221,258       224,553
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034                               19,646        20,203
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034                              874,422       899,233
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034                             848,951       873,869
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035                              718,427       738,760
Federal Home Loan Mortgage Corp., TBA4, 4.50%, 10/15/2020                                  6,015,000     5,889,058
Federal Home Loan Mortgage Corp., TBA4, 5.00%, 10/15/2020                                  3,620,000     3,609,821
Federal Home Loan Mortgage Corp., TBA4, 5.50%, 10/15/2035                                  8,865,000     8,865,000
Federal Home Loan Mortgage Corp., TBA4, 6.00%, 10/15/2035                                  3,365,000     3,422,838
Federal Home Loan Mortgage Corp., TBA4, 5.00%, 11/15/2035                                  6,100,000     5,960,847
GNMA, Pool #487193, 5.00%, 4/15/2020                                                         783,900       787,980
GNMA, Pool #563559, 6.50%, 4/15/2032                                                       1,136,938     1,182,952
GNMA, Pool #552765, 6.50%, 9/15/2032                                                       1,330,650     1,384,504
GNMA, TBA4, 5.50%, 10/15/2035                                                              4,310,000     4,349,057
GNMA, TBA4, 6.00%, 10/15/2035                                                              2,520,000     2,580,636
GNMA, TBA4, 5.00%, 12/15/2035                                                              2,580,000     2,546,138
                                                                                                      -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $96,930,799)                                                                           96,332,562
                                                                                                      -------------

SHORT-TERM INVESTMENTS - 49.8%
Dreyfus Treasury Cash Management - Institutional Shares                                    5,647,626     5,647,626
Fannie Mae Discount Note, 10/12/2005                                              $        9,710,000     9,699,228
Fannie Mae Discount Note, 10/19/2005                                                       6,500,000     6,488,203
Fannie Mae Discount Note, 11/9/2005                                                        6,125,000     6,101,898
Fannie Mae Discount Note, 12/14/2005                                                       2,800,000     2,778,888
Federal Home Loan Bank Discount Note, 10/14/2005                                          14,300,000    14,280,972
Freddie Mac Discount Note, 10/4/2005                                                       1,500,000     1,499,565
Freddie Mac Discount Note, 10/11/2005                                                     39,525,000    39,486,353
                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $85,983,974)                                                                           85,982,733
                                                                                                      -------------

TOTAL INVESTMENTS - 145.4%
(Identified Cost $251,833,490)                                                                         250,729,310

LIABILITIES, LESS OTHER ASSETS - (45.4%)                                                               (78,234,943)
                                                                                                      -------------

NET ASSETS - 100%                                                                                     $172,494,367
                                                                                                      =============





1Credit  ratings  from  Moody's  (unaudited).
2The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of September 30, 2005.
3Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $1,327,500, or 0.8%, of the Series' net assets as of September 30, 2005.
4Security purchased on a forward commitment or when-issued basis. TBA - to be announced.


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:



Cost for federal income tax purposes  $251,833,490

Unrealized appreciation               $    211,027
Unrealized depreciation                 (1,315,207)
                                      -------------

Net unrealized depreciation           $ (1,104,180)
                                      =============






The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)


                                                                                               CREDIT     PRINCIPAL
                                                                                               RATING*     AMOUNT/
OHIO TAX EXEMPT SERIES                                                                       (UNAUDITED)    SHARES       VALUE
-------------------------------------------------------------------------------------------  -----------  ----------  -----------
OHIO MUNICIPAL SECURITIES - 94.7%
Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%, 12/1/2010                    Aaa          $  200,000  $   213,720
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014                                Aaa              60,000       65,040
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt.,
G.O. Bond, FSA, 4.50%, 12/1/2029                                                             Aaa             200,000      198,822
Chagrin Falls Exempt Village School District, G.O. Bond,
5.55%, 12/1/2022                                                                             Aa3             100,000      106,178
Chillicothe Water System, Revenue Bond, MBIA, 4.00%, 12/1/2009                               Aaa             125,000      128,687
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%, 12/1/2011                          Aa1             200,000      217,376
Cleveland Heights & University Heights County School District,
Library Impt., G.O. Bond, 5.125%, 12/1/2026                                                  Aa3             200,000      212,612
Cleveland Waterworks, Prerefunded Balance, Revenue Bond, Series I,
FSA, 5.00%, 1/1/2028                                                                         Aaa             110,000      115,585
Cleveland Waterworks, Unrefunded Balance, Revenue Bond, Series I,
FSA, 5.00%, 1/1/2028                                                                         Aaa             155,000      160,633
Delaware City School District, G.O. Bond, FSA, 5.00%, 12/1/2025                              Aaa             300,000      313,944
Dublin City School District, School Facilities Construction & Impt.,
G.O. Bond, 5.375%, 12/1/2017                                                                 Aa2             350,000      385,444
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029                                Aaa             200,000      208,846
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019                                               Aaa             175,000      181,487
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023                                                    Aaa             465,000      456,886
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018                                Aa3             250,000      267,442
Field Local School District, School Facilities Construction & Impt., G.O. Bond,
AMBAC, 5.00%, 12/1/2026                                                                      Aaa             200,000      211,456
Garfield Heights City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/15/2026      Aaa             250,000      259,845
Genoa Area Local School District, G.O. Bond, FGIC, 5.40%, 12/1/2027                          Aaa             150,000      163,441
Greene County Sewer System, Governmental Enterprise, Revenue Bond,
AMBAC, 5.625%, 12/1/2025                                                                     Aaa             235,000      262,627
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%, 12/1/2009               Aaa             190,000      202,806
Hilliard School District, G.O. Bond, Series A, FGIC, 5.00%, 12/1/2020                        Aaa             225,000      232,560
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC,
3.50%, 12/1/2011                                                                             Aaa             210,000      210,863
Jackson Local School District, Stark & Summit Counties, Construction & Impt.,
G.O. Bond, FGIC, 5.00%, 12/1/2030                                                            Aaa             200,000      209,294
Kettering City School District, School Impt., Prerefunded Balance, G.O. Bond,
FGIC, 5.25%, 12/1/2022                                                                       Aaa              60,000       60,847
Kings Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.50%, 12/1/2021          Aaa             115,000      115,440
Lakota Local School District, G.O. Bond, AMBAC, 5.75%, 12/1/2006                             Aaa              50,000       50,249
Licking County Joint Vocational School District, School Facilities Construction & Impt.,
G.O. Bond, MBIA, 5.00%, 12/1/2007                                                            Aaa             500,000      520,755
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025   Aaa             400,000      410,752
Loveland City School District, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2024                   Aaa             200,000      215,472
Mansfield City School District, Various Purposes, G.O. Bond, MBIA, 5.75%, 12/1/2022          Aaa             250,000      276,327
Marysville Exempt Village School District, Prerefunded Balance, G.O. Bond,
MBIA, 5.75%, 12/1/2023                                                                       Aaa             315,000      319,738
Maumee, G.O. Bond, MBIA, 4.125%, 12/1/2018                                                   Aaa             375,000      376,687
Maumee City School District, School Facilities Construction & Impt., G.O. Bond,
FSA, 4.60%, 12/1/2031                                                                        Aaa             260,000      259,670
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018                               Aaa             150,000      157,284
Mentor, G.O. Bond, 5.25%, 12/1/2017                                                          Aa3             100,000      104,151
Minster Local School District, G.O. Bond, FSA, 4.25%, 12/1/2018                              AAA1            250,000      251,962
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA,
5.75%, 12/1/2022                                                                             Aaa             205,000      230,492
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016                                            Aaa             125,000      130,551
Northwood Local School District, G.O. Bond, AMBAC, 5.55%, 12/1/2006                          Aaa              65,000       67,019
Ohio State, Common Schools Capital Facilities, G.O. Bond, Series A, 4.75%, 6/15/2020         Aa1             250,000      265,700
Ohio State, Infrastructure Impt., Prerefunded Balance, G.O. Bond, 5.20%, 8/1/2010            Aa1              50,000       52,404
Ohio State Turnpike Commission, Prerefunded Balance, Revenue Bond, Series A,
MBIA, 5.70%, 2/15/2017                                                                       Aaa             125,000      128,820
Ohio State Water Development Authority, Fresh Water, Revenue
Bond, FSA, 5.125%, 12/1/2023                                                                 Aaa             300,000      318,177
Ohio State Water Development Authority, Pollution Control,
Revenue Bond, 5.25%, 12/1/2015                                                               Aaa             200,000      223,582
Ohio State Water Development Authority, Pure Water,
Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016                                              Aaa              40,000       45,575
Ontario Local School District, G.O. Bond, FSA, 5.00%, 12/1/2023                              Aaa             350,000      372,792
Orange City School District, G.O. Bond, 5.00%, 12/1/2023                                     Aaa             305,000      320,351
Painesville City School District, School Impt., G.O. Bond, FGIC, 4.50%, 12/1/2025            Aaa             170,000      170,751
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2025                               Aaa             315,000      332,508
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2029                               Aaa             225,000      233,375
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2030                               Aaa             140,000      145,687
Sidney City School District, School Impt., G.O. Bond,
Series B, FGIC, 5.10%, 12/1/2019                                                             Aaa             150,000      161,963
South-Western City School District, Franklin & Pickway County, G.O. Bond,
AMBAC, 4.75%, 12/1/2026                                                                      Aaa             175,000      177,167
Tallmadge City School District, School Facilities, G.O. Bond, FSA, 5.00%, 12/1/2031          AAA1            200,000      209,678
Tecumseh Local School District, School Impt., G.O. Bond, FGIC, 4.75%, 12/1/2027              Aaa             195,000      199,206
Toledo, Prerefunded Balance, G.O. Bond, AMBAC, 5.95%, 12/1/2015                              Aaa             175,000      179,417
Toledo Sewer System, Unrefunded Balance, Revenue Bond, AMBAC, 6.35%, 11/15/2017              Aaa             150,000      153,390
Troy City School District, School Impt., G.O. Bond, FSA, 4.00%, 12/1/2014                    Aaa             250,000      254,278
Twinsburg Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.90%, 12/1/2021      Aaa             325,000      342,401
Upper Arlington City School District, Capital Appreciation, G.O. Bond, MBIA,
5.25%, 12/1/2022                                                                             Aaa             255,000      264,297
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond,
FSA, 5.25%, 12/1/2016                                                                        Aaa             300,000      326,631
Van Wert City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2020               Aaa             500,000      532,350
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015                                                 Aaa             235,000      255,927
Warren, Prerefunded Balance, G.O. Bond, AMBAC, 5.20%, 11/15/2013                             Aaa              15,000       15,045
Westerville City School District, G.O. Bond, MBIA, 5.00%, 12/1/2027                          Aaa             200,000      206,864
Wood County, G.O. Bond, 5.40%, 12/1/2013                                                     Aa3              50,000       50,125
Wyoming City School District, G.O. Bond, Series B, FGIC, 5.15%, 12/1/2027                    Aaa             300,000      320,883
                                                                                                                    -------------
TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $14,245,681)                                                                                          14,792,334
                                                                                                                    -------------
SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Municipal Reserves - Class R
(Identified Cost $641,101)                                                                                   641,101      641,101
                                                                                                                    -------------
TOTAL INVESTMENTS - 98.8%
(Identified Cost $14,886,782)                                                                                          15,433,435

OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                     189,207
                                                                                                                    -------------
NET ASSETS - 100%                                                                                                     $15,622,642
                                                                                                                    =============





KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement


Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.


*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 26.9%; MBIA - 22.8%; FSA - 20.6%; AMBAC - 10.3%.


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $14,863,867

Unrealized appreciation               $   602,058
Unrealized depreciation                   (32,490)
                                      ------------
Net unrealized appreciation           $   569,568
                                      ============






The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)



                                                                                                CREDIT     PRINCIPAL
                                                                                                RATING*     AMOUNT/
NEW YORK TAX EXEMPT SERIES                                                                    (UNAUDITED)    SHARES       VALUE
--------------------------------------------------------------------------------------------  -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES - 96.2%
Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007                                      Aaa          $  200,000  $   204,666
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024                        Aaa             845,000      861,427
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025                        Aaa             365,000      371,468
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006                                Aaa             385,000      392,461
Bayport-Blue Point Union Free School District, G.O. Bond, FGIC, 5.60%, 6/15/2012              Aaa             250,000      259,415
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019                                Aaa             500,000      548,570
Brighton Central School District, G.O. Bond, FSA, 5.40%, 6/1/2012                             Aaa             250,000      259,190
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2023                                    Aaa             900,000      860,463
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2024                                    Aaa             815,000      773,883
Broome County, Public Safety Facility, Certificate of Participation, MBIA, 5.00%, 4/1/2006    Aaa             250,000      252,777
Buffalo, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2009                                          Aaa             150,000      153,516
Buffalo, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010                                          Aaa             250,000      261,515
Buffalo Municipal Water Finance Authority, Water Systems, Revenue Bond,
Series A, FGIC, 5.00%, 7/1/2028                                                               Aaa             750,000      795,405
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007                           Aaa             300,000      310,830
Chautauqua County, Public Impt., G.O. Bond, Series B, MBIA, 4.50%, 12/15/2018                 Aaa             485,000      504,924
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%, 6/1/2013                      Aaa             500,000      544,250
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008                                                    Aaa             100,000      102,807
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011                              Aaa             200,000      204,926
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%, 6/15/2011                     Aaa             300,000      307,383
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011                        Aaa             385,000      396,500
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009                          Aaa             210,000      217,022
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011                         Aaa             700,000      740,740
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2009                                      Aaa             100,000      102,025
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2025                                      Aaa             400,000      407,872
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.00%, 3/15/2006                        Aaa           1,500,000    1,508,055
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014                         Aaa             500,000      540,420
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016                        Aaa             550,000      573,909
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019                             Aaa             500,000      537,475
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%, 1/15/2021                 Aaa             520,000      551,164
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014                                         Aaa             540,000      549,142
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018                              Aaa             180,000      185,371
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014                            Aaa             600,000      634,830
Hempstead Town, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010              AAA1             35,000       36,028
Hempstead Town, Unrefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010               Aaa             165,000      169,726
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009                                                 Aaa              45,000       45,988
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015                                       Aaa           1,555,000    1,695,090
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%, 6/15/2009                 Aaa             420,000      458,594
Johnson City Central School District, G.O. Bond, FGIC, 4.25%, 6/15/2024                       Aaa             500,000      489,230
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2028                      Aaa           1,000,000      983,670
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2030                      Aaa             985,000      959,518
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008                             Aaa             350,000      321,832
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2017           Aaa             250,000      267,270
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2018           Aaa             250,000      267,270
Metropolitan Transportation Authority, Service Contract, Revenue Bond,
Series B, FGIC, 5.50%, 7/1/2011                                                               Aaa           1,000,000    1,106,630
Metropolitan Transportation Authority, Transportation Facilities, Revenue Bond,
Series B, AMBAC, 5.00%, 7/1/2018                                                              Aaa           1,500,000    1,630,560
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, Series A,
MBIA, 5.00%, 11/15/2030                                                                       Aaa             750,000      780,488
Middletown City School District, G.O. Bond, Series A, AMBAC, 5.50%, 11/15/2005                Aaa             175,000      175,599
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017                                        Baa1            320,000      327,373
Monroe County, Public Impt., AMBAC, 4.125%, 6/1/2020                                          Aaa           1,000,000      994,510
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019                                  Aa3           1,700,000    1,793,534
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2013                      Aaa             790,000      816,749
Nassau County, Combined Sewer Districts, G.O. Bond, Series F, MBIA,
5.35%, 7/1/2008                                                                               Aaa           1,500,000    1,586,700
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%, 1/1/2014                      Aaa             500,000      540,580
Nassau County, General Impt., G.O. Bond, Series U, AMBAC, 5.25%, 11/1/2014                    Aaa             335,000      349,918
Nassau County, General Impt., G.O. Bond, Series V, AMBAC, 5.25%, 3/1/2015                     Aaa             385,000      404,489
Nassau County Interim Financial Authority, Sales Tax Secured, Revenue Bond,
Series A, AMBAC, 4.75%, 11/15/2023                                                            Aaa           1,000,000    1,028,460
New Hyde Park & Garden City Park Union Free School District, G.O. Bond, FSA,
4.125%, 6/15/2023                                                                             Aaa             200,000      195,196
New Hyde Park & Garden City Park Union Free School District, G.O. Bond, FSA,
4.125%, 6/15/2024                                                                             Aaa             250,000      242,525
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028                                         Aaa           1,900,000    1,981,339
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020                                          Aaa           1,000,000    1,074,350
New York City, Series A,5.00%, 8/1/2024                                                       Aaa           1,000,000    1,052,330
New York City Municipal Water Finance Authority, Revenue Bond,
Series E, FGIC, 5.00%, 6/15/2026                                                              Aaa             750,000      777,817
New York City Municipal Water Finance Authority, Water & Sewer Systems,
Revenue Bond, Series B, FGIC,  5.125%, 6/15/2030                                              Aaa           2,000,000    2,072,720
New York City Municipal Water Finance Authority, Water & Sewer Systems,
Revenue Bond, Series A, AMBAC, 5.00%, 6/15/2035                                               Aaa             750,000      780,097
New York City Transitional Finance Authority, Revenue Bond, Series A, 5.50%, 2/15/2011        Aa1           1,000,000    1,101,440
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013                                         A1              475,000      499,296
New York State, G.O. Bond, Series B, 5.125%, 3/1/2018                                         A1            1,000,000    1,058,110
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012                                    AAA1            700,000      759,969
New York State, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015                                  Aaa             500,000      530,585
New York State Dormitory Authority, Columbia University,
Revenue Bond, Series A, 5.00%, 7/1/2025                                                       Aaa             500,000      530,520
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, MBIA, 5.00%, 6/15/2021                                                          Aaa             600,000      636,972
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, Series B, 5.00%, 6/15/2027                                                      Aaa           1,000,000    1,042,720
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Series B, 6.65%, 9/15/2013                                             Aaa             250,000      256,250
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012                                       Aaa             200,000      208,008
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007                                 Aaa             135,000      139,381
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007                                  Aaa             115,000      117,985
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014                                  Aaa             440,000      485,760
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015                                 Aaa             225,000      233,163
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015                                  Aaa              25,000       25,862
New York State Housing Finance Agency, State University
Construction, Revenue Bond, Series A, 8.00%, 5/1/2011                                         Aaa             250,000      290,602
New York State Thruway Authority, General Purpose,
Revenue Bond, Series F, AMBAC, 5.00%, 1/1/2026                                                Aaa             340,000      359,054
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015                                                 Aaa             320,000      357,834
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017                                                Aaa             555,000      584,337
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.75%, 4/1/2006                                                 Aaa             100,000      102,195
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016                                                 Aaa             300,000      330,933
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011                                                 Aaa           1,000,000    1,091,350
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020                                                Aaa             750,000      795,660
New York State Thruway Authority, Personal Income Tax,
Revenue Bond, Series A, FSA, 5.00%, 3/15/2014                                                 Aaa             500,000      540,395
New York State Thruway Authority, Personal Income Tax,
Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016                                                Aaa             300,000      322,581
New York State Urban Development Corp., Revenue Bond, 5.375%, 7/1/2022                        Aaa             400,000      414,608
New York State Urban Development Corp., Correctional Capital Facilities, Revenue Bond,
Series A, FSA, 5.25%, 1/1/2014                                                                Aaa             500,000      551,390
Niagara County, G.O. Bond, MBIA, 5.20%, 1/15/2011                                             Aaa             400,000      402,588
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023                                  Aaa           1,000,000    1,047,500
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010                                Aaa             250,000      268,415
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019                             Aaa             595,000      635,216
Patchogue-Medford Union Free School District, G.O. Bond, Series A, FGIC, 3.50%, 7/1/2012      Aaa             805,000      808,824
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018                           Aaa             880,000      958,610
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2021   Aaa             850,000      908,616
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2022   Aaa             450,000      480,416
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%, 6/15/2014             Aaa           1,180,000    1,223,613
Rochester, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006                                       Aaa              10,000       10,161
Rochester, Unrefunded Balance, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006                   Aaa             240,000      243,845
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020                                       Aaa             250,000      274,568
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022                                       Aaa              95,000      104,724
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%, 3/1/2020                      Aaa             500,000      548,535
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011                                                 Aaa             250,000      261,840
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%, 6/15/2020                   Aaa           1,025,000    1,119,423
South Country Central School District of Brookhaven, G.O. Bond,
FGIC, 5.50%, 9/15/2007                                                                        Aaa             380,000      380,319
South Glens Falls Central School District, Prerefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018                                                            Aaa             605,000      658,101
South Glens Falls Central School District, Unrefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018                                                            Aaa              95,000      102,595
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%, 9/15/2016                Aaa             325,000      347,620
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%, 9/15/2017                Aaa             100,000      107,201
Steuben County, Public Impt., G.O. Bond, AMBAC, 5.60%, 5/1/2006                               Aaa             500,000      501,595
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019                                    Aaa             895,000      929,037
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009                           Aaa             250,000      266,313
Suffolk County Water Authority, Revenue Bond, Series A, AMBAC, 5.00%, 6/1/2017                Aaa             400,000      419,640
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013                             Aaa             330,000      330,604
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017                           Aaa             700,000      773,374
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018                           Aaa             850,000      942,871
Three Village Central School District, G.O. Bond, FSA, 5.375%, 6/15/2007                      Aaa             230,000      238,365
Tompkins County, Public Impt., G.O. Bond, Series B,
5.10%, 4/1/2020                                                                               Aa2             400,000      412,532
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond,
Series A, MBIA, 4.75%, 1/1/2019                                                               Aaa             300,000      322,617
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond,
Series A, MBIA, 5.00%, 1/1/2032                                                               Aaa           1,695,000    1,842,533
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond,
Series A, MBIA, 5.00%, 1/1/2032                                                               Aaa             305,000      315,227
Triborough Bridge & Tunnel Authority, Revenue Bond, Subordinate Bonds,
FGIC, 5.00%, 11/15/2032                                                                       Aaa           1,000,000    1,041,950
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%, 1/15/2018                      Aaa             575,000      627,411
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%, 1/15/2022                     Aaa             380,000      416,909
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024                                 Aaa             500,000      488,195
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011                          Aaa             300,000      323,907
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008                                    Aaa             185,000      187,623
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008                                    Aaa              60,000       61,643
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2008                Aaa               5,000        5,068
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009                                    Aaa             180,000      182,552
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009                                    Aaa              65,000       66,780
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2009                Aaa               5,000        5,068
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011                                    Aaa              15,000       15,043
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015                                    Aaa           1,000,000      997,090
Western Nassau County Water Authority, Water Systems, Revenue Bond,
AMBAC, 5.65%, 5/1/2026                                                                        Aaa             350,000      362,687
William Floyd Union Free School District of the Mastics-Moriches-Shirley,
G.O. Bond, AMBAC, 5.70%, 6/15/2008                                                            Aaa             405,000      431,001
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012                      Aaa             490,000      532,728
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017                         Aaa             500,000      524,200
                                                                                                                       -----------


TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $75,455,208)                                                                                           78,144,834
                                                                                                                       -----------

SHORT-TERM INVESTMENTS - 2.6%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $2,096,691)                                                                                2,096,691    2,096,691
                                                                                                                       -----------

TOTAL INVESTMENTS - 98.8%
(Identified Cost $77,551,899)                                                                                           80,241,525

OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                      941,871
                                                                                                                       -----------

NET ASSETS - 100%                                                                                                      $81,183,396
                                                                                                                       ===========





KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement


Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.


*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 32.0%; MBIA - 19.7%; AMBAC - 16.6%; FSA - 14.0%.


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $77,509,108

Unrealized appreciation               $ 3,017,784
Unrealized depreciation                  (285,367)
                                      ------------

Net unrealized appreciation           $ 2,732,417
                                      ============






The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)


                                                                                             CREDIT     PRINCIPAL
                                                                                             RATING*     AMOUNT/
DIVERSIFIED TAX EXEMPT SERIES                                                              (UNAUDITED)    SHARES       VALUE
-----------------------------------------------------------------------------------------  -----------  ----------  ------------
MUNICIPAL SECURITIES - 95.1%
ALABAMA - 2.5%
Bessemer Governmental Utility Services Corp., Water Supply,
Revenue Bond, MBIA, 5.20%, 6/1/2024                                                        Aaa          $  500,000  $    529,650
Fort Payne Waterworks Board, Revenue Bond, AMBAC,
3.50%, 7/1/2015                                                                            Aaa             665,000       640,422
Hoover Board of Education, Capital Outlay Warrants,
Special Tax Warrants, MBIA, 5.25%, 2/15/2017                                               Aaa             500,000       538,705
Mobile County Board of School Commissioners, Capital Outlay Warrants, G.O. Bond,
Series B, AMBAC, 5.00%, 3/1/2018                                                           Aaa             500,000       519,930
Odenville Utilities Board Water, Revenue Bond, MBIA,
4.30%, 8/1/2028                                                                            Aaa             500,000       495,165
                                                                                                                    ------------
                                                                                                                       2,723,872
                                                                                                                    ------------

ARIZONA - 2.8%
Phoenix, G.O. Bond, Series B, 4.20%, 7/1/2021                                              Aa1           1,500,000     1,486,275
Salt River Project, Agricultural Impt. & Power
District, Certificate of Participation, MBIA, 5.00%, 12/1/2011                             Aaa           1,500,000     1,623,375
                                                                                                                    ------------
                                                                                                                       3,109,650
                                                                                                                    ------------

CALIFORNIA - 5.6%
California State, G.O. Bond, 5.25%, 2/1/2023                                               A2              500,000       553,710
California State, G.O. Bond, 4.75%, 12/1/2028                                              A2              795,000       799,134
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.80%, 8/1/2024                                                            Aaa             435,000       447,406
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.875%, 8/1/2025                                                           Aaa             425,000       438,366
Oak Grove School District, G.O. Bond, FSA, 5.25%, 8/1/2024                                 Aaa             500,000       514,975
Oak Valley Hospital District, G.O. Bond, FGIC, 4.50%, 7/1/2025                             Aaa           1,395,000     1,380,506
Richmond Joint Powers Financing Authority, Tax Allocation, Series A, MBIA,
5.25%, 9/1/2025                                                                            Aaa           1,570,000     1,669,161
Wiseburn School District, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016                       Aaa             330,000       350,015
                                                                                                                    ------------
                                                                                                                       6,153,273
                                                                                                                    ------------

COLORADO - 3.1%
Broomfield Water Activity, Enterprise Water, Revenue
Bond, MBIA, 5.00%, 12/1/2015                                                               Aaa             700,000       753,732
Colorado Water Resources & Power Development Authority, Water Resource,
Revenue Bond, Series D, FSA, 4.375%, 8/1/2035                                              Aaa           1,420,000     1,359,011
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond,
FGIC, 5.00%, 12/1/2023                                                                     AAA1            895,000       964,237
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond,
FGIC, 5.00%, 12/1/2023                                                                     AAA1            105,000       110,659
El Paso County School District No. 020, G.O. Bond, Series A, MBIA,
6.20%, 12/15/2007                                                                          Aaa             160,000       170,832
                                                                                                                    ------------
                                                                                                                       3,358,471
                                                                                                                    ------------

DELAWARE - 1.0%
Delaware Transportation Authority, Revenue Bond, MBIA, 5.00%, 7/1/2011                     Aaa           1,000,000     1,083,460
                                                                                                                    ------------

FLORIDA - 4.4%
Florida State, Jacksonville Transportation, Prerefunded Balance, G.O. Bond,
Series A, 5.00%, 7/1/2027                                                                  Aa1             710,000       740,899
Florida State Board of Education, Capital Outlay, G.O. Bond, Series A,
5.00%, 6/1/2027                                                                            Aaa             750,000       781,642
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond,
Series C, AMBAC, 5.00%, 6/1/2011                                                           Aaa             425,000       459,433
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond,
Series A, FSA, 4.50%, 6/1/2025                                                             Aa1           1,280,000     1,283,917
Hillsborough County, Capital Impt. Program, County Center Project, Revenue Bond,
Series B, MBIA, 5.125%, 7/1/2022                                                           Aaa             400,000       412,864
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A,
AMBAC, 5.00%, 4/1/2015                                                                     Aaa             510,000       551,035
Tohopekaliga Water Authority, Utility System, Revenue
Bond, Series A, FSA, 5.00%, 10/1/2028                                                      Aaa             510,000       532,904
                                                                                                                    ------------
                                                                                                                       4,762,694
                                                                                                                    ------------

GEORGIA - 3.8%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%, 12/1/2018                                  Aa3             350,000       357,998
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033                Aaa             310,000       320,165
Atlanta, Water & Wastewater, Revenue Bond, FSA, 5.00%, 11/1/2043                           Aaa           1,500,000     1,549,725
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012                                        Aaa             200,000       225,418
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022                                        Aaa           1,270,000     1,228,331
Rockdale County, Water & Sewer Authority, Revenue Bond, FSA, 5.00%, 7/1/2022               Aaa             450,000       473,621
                                                                                                                    ------------
                                                                                                                       4,155,258
                                                                                                                    ------------

HAWAII - 0.3%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007                                       Aa2             260,000       275,418
                                                                                                                    ------------


ILLINOIS - 3.6%
Chicago, G.O. Bond, FGIC, 5.25%, 1/1/2027                                                  Aaa             250,000       262,835
Chicago, G.O. Bond, MBIA, Series A, 5.00%, 1/1/2034                                        Aaa             830,000       856,942
Chicago Neighborhoods Alive 21 Program, G.O. Bond, FGIC, 5.375%, 1/1/2026                  Aaa             500,000       546,860
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022                                  Aaa             750,000       786,997
Illinois State, Certificate of Participation, Series 1995 A, MBIA, 5.60%, 7/1/2010         Aaa             100,000       102,217
Illinois State, G.O. Bond, 5.00%, 12/1/2027                                                Aa3             600,000       622,266
Madison & St. Clair Counties School District No. 010 Collinsville, School Building,
Prerefunded Balance, G.O. Bond, FGIC, 5.125%, 2/1/2019                                     Aaa             500,000       542,075
Rock Island County School District No. 041 Rock Island,
G.O. Bond, FSA, 5.125%, 12/1/2015                                                          Aaa             200,000       210,212
                                                                                                                    ------------
                                                                                                                       3,930,404
                                                                                                                    ------------

INDIANA - 1.3%
Avon Community School Building Corp., Prerefunded Balance, Revenue Bond,
AMBAC, 5.25%, 1/1/2022                                                                     Aaa             310,000       321,532
Avon Community School Building Corp., Unrefunded Balance, Revenue Bond,
AMBAC, 5.25%, 1/1/2022                                                                     Aaa             615,000       635,436
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018                                         Aaa             300,000       325,311
Monroe County Community School Corp., Prerefunded Balance, Revenue Bond, MBIA,
5.25%, 7/1/2016                                                                            Aaa             125,000       130,899
                                                                                                                    ------------
                                                                                                                       1,413,178
                                                                                                                    ------------

IOWA - 1.0%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021                      Aaa             425,000       461,295
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021                                      Aaa             250,000       254,785
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018                       Aaa             425,000       421,642
                                                                                                                    ------------
                                                                                                                       1,137,722
                                                                                                                    ------------

KANSAS - 3.3%
Derby, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.00%, 6/1/2015                      Aaa             275,000       278,900
Johnson County Unified School District No. 229, G.O.
Bond, Series A, 5.00%, 10/1/2014                                                           Aa1             220,000       228,404
Johnson County Unified School District No. 231, Prerefunded Balance, G.O.
Bond, Series A, FGIC, 5.75%, 10/1/2016                                                     Aaa             500,000       547,150
Johnson & Miami Counties Unified School District No. 230, G.O. Bond,
FGIC, 4.00%, 9/1/2022                                                                      Aaa           1,000,000       965,340
Sedgwick County Unified School District No. 265, G.O. Bond,
FSA, 5.00%, 10/1/2025                                                                      Aaa           1,090,000     1,152,403
Wyandotte County School District No. 204 Bonner Springs, G.O. Bond,
Series A, FSA, 5.375%, 9/1/2015                                                            Aaa             400,000       433,424
                                                                                                                    ------------
                                                                                                                       3,605,621
                                                                                                                    ------------

KENTUCKY - 0.5%
Jefferson County School District Finance Corp., School
Building, Prerefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 2/1/2011               Aaa             300,000       308,145
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC,
6.50%, 7/1/2008                                                                            Aaa             250,000       271,832
                                                                                                                    ------------
                                                                                                                         579,977
                                                                                                                    ------------

LOUISIANA - 2.9%
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.35%, 3/1/2026                  Aaa             660,000       644,259
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.375%, 3/1/2027                 Aaa           1,090,000     1,062,576
Lafayette Public Power Authority, Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012          Aaa             730,000       784,560
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012                            Aaa             300,000       309,345
Orleans Parish Parishwide School District, G.O. Bond,
Series A, FGIC, 5.125%, 9/1/2016                                                           Aaa             400,000       408,412
                                                                                                                    ------------
                                                                                                                       3,209,152
                                                                                                                    ------------

MAINE - 0.7%
Kennebec Water District, Revenue Bond, FSA, 5.125%, 12/1/2021                              Aaa             750,000       783,930
                                                                                                                    ------------

MARYLAND - 0.3%
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009                    Aaa             260,000       282,006
                                                                                                                    ------------


MASSACHUSETTS - 4.1%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021                                        Aaa           1,000,000       979,420
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022                                        Aaa             410,000       399,775
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020                                 Aaa             500,000       529,975
Massachusetts Bay Transportation Authority, General Transportation System,
Prerefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026                          Aaa             315,000       321,114
Massachusetts Bay Transportation Authority, General Transportation System,
Prerefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026                          Aaa             185,000       188,709
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010                           Aaa             400,000       442,232
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014                                 Aa2           1,000,000     1,107,270
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020                                               Aaa             100,000       108,216
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021                                                Aaa             400,000       426,848
                                                                                                                    ------------
                                                                                                                       4,503,559
                                                                                                                    ------------

MICHIGAN - 3.1%
Comstock Park Public Schools, G.O. Bond, FSA, 5.50%, 5/1/2011                              Aaa             150,000       152,316
Detroit City School District, School Building & Site Impt., G.O. Bond,
Series B, FGIC, 5.00%, 5/1/2033                                                            Aaa             750,000       778,237
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022                               Aaa             500,000       521,115
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027          Aaa             185,000       194,317
Hudsonville Public Schools, Unrefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027           Aaa              40,000        41,491
Lincoln Park School District, G.O. Bond, FGIC, 5.00%, 5/1/2026                             Aaa             480,000       494,880
Muskegon Water, Revenue Bond, FSA, 4.75%, 5/1/2019                                         Aaa             565,000       579,198
Oakland County, George W. Kuhn Drain District,
G.O. Bond, Series B, 5.375%, 4/1/2021                                                      Aaa             475,000       502,032
St. Joseph County, Sewer Disposal Systems - Constantine,
G.O. Bond, FSA, 5.00%, 4/1/2012                                                            Aaa             100,000       102,001
                                                                                                                    ------------
                                                                                                                       3,365,587
                                                                                                                    ------------

MINNESOTA - 1.6%
Albert Lea Independent School District No. 241, G.O. Bond, MBIA,
5.00%, 2/1/2018                                                                            Aaa             500,000       502,815
Big Lake Independent School District No. 727, G.O. Bond, MBIA,
5.50%, 2/1/2014                                                                            Aaa             500,000       516,230
Pine County, G.O. Bond, Series A, FGIC, 4.40%, 2/1/2028                                    Aaa             555,000       544,899
Western Minnesota Municipal Power Agency, Revenue
Bond, 6.625%, 1/1/2016                                                                     Aaa             175,000       206,584
                                                                                                                    ------------
                                                                                                                       1,770,528
                                                                                                                    ------------

MISSISSIPPI - 1.5%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017                         Aaa             500,000       520,965
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013                            Aaa           1,000,000     1,072,490
                                                                                                                    ------------
                                                                                                                       1,593,455
                                                                                                                    ------------

MISSOURI - 0.5%
Metropolitan St. Louis Sewer District Wastewater System, Revenue Bond,
Series A, MBIA, 3.60%, 5/1/2013                                                            Aaa             600,000       598,410
                                                                                                                    ------------


NEVADA - 2.3%
Clark County Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024                 Aaa             425,000       443,330
Clark County Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019                   Aaa             500,000       505,655
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, G.O. Bond, Series A,
FGIC, 5.00%, 5/15/2028                                                                     Aaa             625,000       654,612
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, G.O. Bond, Series A,
FGIC, 5.00%, 5/15/2028                                                                     Aaa             125,000       128,930
Truckee Meadows, Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025             Aaa             750,000       788,550
                                                                                                                    ------------
                                                                                                                       2,521,077
                                                                                                                    ------------

NEW JERSEY - 4.2%
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2028               Aaa             835,000       836,987
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2029               Aaa           1,000,000     1,000,770
Essex County, G.O. Bond, Series A, MBIA, 4.50%, 5/1/2031                                   Aaa             500,000       497,725
Jersey City Water, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 3/15/2011                   Aaa             225,000       237,393
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue
Bond, 3.70%, 10/1/2018                                                                     Aaa             540,000       523,060
North Hudson Sewerage Authority, Revenue Bond, FGIC, 5.25%, 8/1/2016                       Aaa             250,000       256,555
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012             Aaa           1,200,000     1,241,136
                                                                                                                    ------------
                                                                                                                       4,593,626
                                                                                                                    ------------

NEW MEXICO - 0.7%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond,
Series A, MBIA, 3.25%, 6/1/2013                                                            Aaa             800,000       769,288
                                                                                                                    ------------

NEW YORK - 3.7%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014                      Aaa             380,000       410,719
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014                   Aaa           1,290,000     1,336,479
New York City Municpal Water Finance Authority, Revenue Bond, Series E,
FGIC, 5.00%, 6/15/2026                                                                     Aaa             750,000       777,818
Orange County, G.O. Bond, 5.125%, 9/1/2024                                                 Aa1             500,000       524,670
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006                                       Aa1             500,000       501,090
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012                     Aaa             350,000       370,132
Westchester County, G.O. Bond, 4.75%, 11/15/2016                                           Aaa              15,000        15,462
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016                       Aaa             135,000       137,673
                                                                                                                    ------------
                                                                                                                       4,074,043
                                                                                                                    ------------

NORTH CAROLINA - 2.9%
Cary, G.O. Bond, 5.00%, 3/1/2018                                                           Aaa             700,000       751,632
Mecklenburg County, Public Impt., G.O. Bond, Series A, 4.125%, 2/1/2022                    Aaa           1,455,000     1,428,621
Raleigh, G.O. Bond, 4.40%, 6/1/2017                                                        Aaa             250,000       257,510
Union County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013              Aaa             250,000       271,808
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019                                                  Aaa             400,000       431,932
                                                                                                                    ------------
                                                                                                                       3,141,503
                                                                                                                    ------------

OHIO - 2.4%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012                             Aaa           1,140,000     1,244,903
Newark City School District, School Impt., G.O. Bond, FGIC, 4.25%, 12/1/2027               Aaa             500,000       480,515
Oak Hills Local School District, G.O. Bond, MBIA, 5.125%, 12/1/2025                        Aaa             490,000       515,936
Springfield City School District, G.O. Bond, FGIC, 5.20%,
12/1/2023                                                                                  Aaa             325,000       351,917
                                                                                                                    ------------
                                                                                                                       2,593,271
                                                                                                                    ------------

OKLAHOMA - 0.7%
Oklahoma State Turnpike Authority, Revenue Bond,
Series A, FGIC, 5.00%, 1/1/2023                                                            Aaa             750,000       778,883
                                                                                                                    ------------

OREGON - 3.0%
Josephine County Unit School District Three Rivers, G.O.
Bond, FSA, 5.25%, 6/15/2017                                                                Aaa             825,000       903,276
Oregon State Board of Higher Education, G.O. Bond, Series B, 5.00%, 8/1/2033               Aa3           1,500,000     1,528,185
Salem, Pedestrian Safety Impts., Prerefunded Balance, G.O. Bond, FGIC, 5.50%, 5/1/2010     Aaa             255,000       258,937
Washington County School District No. 015 Forest Grove, G.O. Bond,
FSA, 5.50%, 6/15/2017                                                                      Aaa             500,000       553,870
                                                                                                                    ------------
                                                                                                                       3,244,268
                                                                                                                    ------------

PENNSYLVANIA - 5.4%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017                                           Aaa             300,000       310,593
Cambria County, Prerefunded Balance, G.O. Bond, Series A, FGIC, 6.10%, 8/15/2016           Aaa              65,000        65,808
Jenkintown School District, G.O. Bond, Series A, FGIC, 4.50%, 5/15/2032                    Aaa           1,000,000       983,180
Pennsylvania State, G.O. Bond, MBIA, 5.00%, 1/1/2011                                       Aaa           1,500,000     1,617,480
Pennsylvania State Turnpike Commission, Revenue Bond, AMBAC,
5.375%, 7/15/2019                                                                          Aaa             530,000       588,554
Philadelphia, Water & Wastewater, Revenue Bond,
MBIA, 5.60%, 8/1/2018                                                                      Aaa              20,000        20,362
Plum Boro School District, G.O. Bond, Series A, FGIC, 4.50%, 9/15/2030                     AAA1            855,000       844,868
Uniontown Area School District, G.O. Bond, FSA, 4.35%, 10/1/2034                           AAA1          1,500,000     1,429,200
                                                                                                                    ------------
                                                                                                                       5,860,045
                                                                                                                    ------------

RHODE ISLAND - 0.9%
Rhode Island Clean Water Finance Agency, Revenue Bond,
Series A, MBIA, 5.00%, 10/1/2035                                                           Aaa           1,000,000     1,032,610
                                                                                                                    ------------

SOUTH CAROLINA - 3.1%
Beaufort County School District, G.O. Bond, Series A, 5.00%, 3/1/2020                      Aa1             500,000       539,715
Orangeburg County Consolidated School District 5, G.O. Bond,
5.625%, 3/1/2019                                                                           Aa1             800,000       867,664
South Carolina, Transportation Infrastructure Bank, Revenue Bond,
Series A, AMBAC, 5.25%, 10/1/2021                                                          Aaa           1,500,000     1,626,705
South Carolina State Highway, Prerefunded Balance, G.O. Bond, Series B,
5.625%, 7/1/2010                                                                           Aaa             350,000       364,046
                                                                                                                    ------------
                                                                                                                       3,398,130
                                                                                                                    ------------

SOUTH DAKOTA - 0.6%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond,
FSA, 4.75%, 1/1/2018                                                                       Aaa             650,000       668,272
                                                                                                                    ------------

TENNESSEE - 3.7%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond, FGIC, 5.35%, 9/1/2023             Aaa             450,000       469,399
Johnson City School Sales Tax, Prerefunded Balance, G.O. Bond, AMBAC, 6.70%, 5/1/2021      Aaa             350,000       357,826
Rhea County, G.O. Bond, MBIA, 5.00%, 4/1/2018                                              Aaa             950,000     1,012,444
Shelby County, G.O. Bond, Series A, 5.50%, 3/1/2010                                        Aa2           2,000,000     2,182,080
                                                                                                                    ------------
                                                                                                                       4,021,749
                                                                                                                    ------------

TEXAS - 4.2%
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011                                          Aaa             445,000       459,672
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017                     Aaa           1,125,000     1,132,256
McKinney Waterworks & Sewer, Revenue Bond, FGIC,
4.75%, 3/15/2024                                                                           Aaa           1,000,000     1,016,550
North Texas Municipal Water District, Regional Wastewater, Revenue Bond,
FSA, 5.00%, 6/1/2012                                                                       Aaa             150,000       154,391
Richardson Independent School District, G.O. Bond, Series B, 5.00%,
2/15/2021                                                                                  Aaa             500,000       512,480
San Patricio Municipal Water District, Revenue Bond, FSA, 5.20%, 7/10/2028                 Aaa             490,000       514,588
Southlake Waterworks & Sewer System, G.O. Bond, AMBAC, 5.30%,
2/15/2011                                                                                  Aaa             350,000       352,972
Waller Consolidated Independent School District, G.O. Bond, 4.75%,
2/15/2023                                                                                  Aaa             500,000       507,075
                                                                                                                    ------------
                                                                                                                       4,649,984
                                                                                                                    ------------

UTAH - 2.4%
Alpine School District, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 3/15/2009            Aaa             250,000       255,882
Mountain Regional Water Special Service District, Revenue Bond, MBIA, 5.00%,
12/15/2030                                                                                 Aaa           1,240,000     1,292,452
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019                        Aaa             795,000       783,329
Utah State Building Ownership Authority,  Revenue Bond, Series
C, FSA, 5.50%, 5/15/2011                                                                   Aaa             300,000       330,351
                                                                                                                    ------------
                                                                                                                       2,662,014
                                                                                                                    ------------

VIRGINIA - 1.1%
Norfolk, Capital Impt., G.O. Bond, MBIA, 4.375%, 3/1/2024                                  Aaa             685,000       683,692
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023                                       Aaa             400,000       412,052
Spotsylvania County Water & Sewer Systems, Revenue
Bond, MBIA, 5.25%, 6/1/2016                                                                Aaa             130,000       137,175
                                                                                                                    ------------
                                                                                                                       1,232,919
                                                                                                                    ------------

WASHINGTON - 2.9%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022                                        Aaa           1,000,000     1,067,940
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030                                    Aaa             400,000       407,896
King County Sewer, Revenue Bond, Series A, MBIA, 4.50%, 1/1/2032                           Aaa           1,070,000     1,039,419
Seattle, Prerefunded Balance, G.O. Bond, Series A, 5.75%, 1/15/2020                        Aa1             230,000       231,964
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023                                     Aa1             410,000       421,398
                                                                                                                    ------------
                                                                                                                       3,168,617
                                                                                                                    ------------

WISCONSIN - 3.0%
East Troy School District, G.O. Bond, Series A, MBIA, 4.625%,
10/1/2011                                                                                  Aaa             400,000       404,536
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011                                         Aaa             765,000       827,554
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021                   Aaa             450,000       479,075
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016                          Aaa             500,000       528,425
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA, 5.625%, 3/1/2019   Aaa             415,000       454,313
Washington County, Workforce Development Center, G.O. Bond, 3.75%, 3/1/2007                Aa2              25,000        25,275
West De Pere School District, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017                   Aaa             500,000       543,905
                                                                                                                    ------------
                                                                                                                       3,263,083
                                                                                                                    ------------

TOTAL MUNICIPAL SECURITIES
(Identified Cost $101,252,267)                                                                                       104,069,007
                                                                                                                    ------------

SHORT-TERM INVESTMENTS - 2.9%
Dreyfus Municipal Reserves - Class R
(Identified Cost $3,161,464)                                                                             3,161,464     3,161,464
                                                                                                                    ------------

TOTAL INVESTMENTS - 98.0%
(Identified Cost $104,413,731)                                                                                       107,230,471

OTHER ASSETS, LESS LIABILITIES - 2.0%                                                                                  2,167,361
                                                                                                                    ------------

NET ASSETS - 100%                                                                                                   $109,397,832
                                                                                                                    ============





KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number


Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.


*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 25.7%; FGIC - 22.6%; FSA - 19.6%.


FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $104,372,201

Unrealized appreciation               $  3,199,763
Unrealized depreciation                   (341,493)
                                      -------------

Net unrealized appreciation           $  2,858,270
                                      =============






The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2005 (UNAUDITED)


                                                               SHARES/
SMALL CAP SERIES                                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------  -----------------  -------------
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 14.9%
AUTO COMPONENTS - 1.3%
Azure Dynamics Corp.* (Canada)                                    1,938,000  $  2,384,564
                                                                             ------------

DIVERSIFIED CONSUMER SERVICES - 1.7%
Corinthian Colleges, Inc.*                                          237,000     3,144,990
                                                                             ------------

HOTELS, RESTAURANTS & LEISURE - 1.2%
Alliance Gaming Corp.*                                               59,000       640,150
Club Mediterranee S.A.* (France)                                     35,000     1,644,535
                                                                             ------------
                                                                                2,284,685
                                                                             ------------

HOUSEHOLD DURABLES - 2.1%
Interface, Inc. - Class A*                                          491,000     4,055,660
                                                                             ------------

LEISURE EQUIPMENT & PRODUCTS - 2.8%
Hasbro, Inc.                                                         90,000     1,768,500
K2, Inc.*                                                            48,000       547,200
Marvel Entertainment, Inc.*                                         171,600     3,066,492
                                                                             ------------
                                                                                5,382,192
                                                                             ------------

MEDIA - 3.8%
Acme Communications, Inc.*                                          396,000     1,540,440
Belo Corp. - Class A                                                100,000     2,286,000
GCap Media plc (United Kingdom)                                     350,000     1,975,239
Harris Interactive, Inc.*                                           311,000     1,327,970
                                                                             ------------
                                                                                7,129,649
                                                                             ------------

SPECIALTY RETAIL - 2.0%
Build-A-Bear Workshop, Inc.*                                         87,000     1,940,100
Douglas Holding AG (Germany)                                         48,200     1,833,239
                                                                             ------------
                                                                                3,773,339
                                                                             ------------
TOTAL CONSUMER DISCRETIONARY                                                   28,155,079
                                                                             ------------

CONSUMER STAPLES - 7.0%
BEVERAGES - 0.3%
National Beverage Corp.*                                             62,000       481,120
                                                                             ------------

FOOD & STAPLES RETAILING - 2.0%
Pathmark Stores, Inc.*                                              326,000     3,674,020
                                                                             ------------

FOOD PRODUCTS - 4.1%
Chiquita Brands International, Inc.                                  33,925       948,204
The Hain Celestial Group, Inc.*                                     200,000     3,880,000
J&J Snack Foods Corp.                                                13,300       768,740
Lancaster Colony Corp.                                               12,200       524,600
Ralcorp Holdings, Inc.                                               18,500       775,520
Tootsie Roll Industries, Inc.                                        28,800       914,400
                                                                             ------------
                                                                                7,811,464
                                                                             ------------

PERSONAL PRODUCTS - 0.6%
Playtex Products, Inc.*                                             108,000     1,188,000
                                                                             ------------
TOTAL CONSUMER STAPLES                                                         13,154,604
                                                                             ------------

ENERGY - 15.5%
ENERGY EQUIPMENT & SERVICES - 12.6%
Helmerich & Payne, Inc.                                             106,000     6,401,340
National-Oilwell Varco, Inc.*2                                      158,313    10,416,995
Pride International, Inc.*3                                         246,000     7,013,460
                                                                             ------------
                                                                               23,831,795
                                                                             ------------

OIL, GAS & CONSUMABLE FUELS - 2.9%
Forest Oil Corp.*                                                   104,000     5,418,400
                                                                             ------------
TOTAL ENERGY                                                                   29,250,195
                                                                             ------------

FINANCIALS - 4.0%
COMMERCIAL BANKS - 2.8%
Chemical Financial Corp.                                             16,485       535,763
Citizens & Northern Corp.                                            23,937       639,118
Croghan Bancshares, Inc.                                             11,500       431,250
F&M Bank Corp.                                                        6,300       157,500
First Community Bancorp                                               9,600       459,168
First Financial Corp.                                                18,300       494,100
Juniata Valley Financial Corp.                                        1,800        86,400
National Bankshares, Inc.                                            13,000       607,360
Northrim BanCorp, Inc.                                               17,300       433,192
Omega Financial Corp.                                                18,400       515,752
Potomac Bancshares, Inc.                                             29,600       532,800
Tower Bancorp, Inc.                                                   8,825       388,300
                                                                             ------------
                                                                                5,280,703
                                                                             ------------

CONSUMER FINANCE - 0.7%
MoneyGram International, Inc.                                        60,000     1,302,600
                                                                             ------------

THRIFTS & MORTGAGE FINANCE - 0.5%
Flagstar Bancorp, Inc.                                               55,000       885,500
                                                                             ------------
TOTAL FINANCIALS                                                                7,468,803
                                                                             ------------

HEALTH CARE - 9.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Advanced Neuromodulation Systems, Inc.*                              35,500     1,684,830
Wright Medical Group, Inc.*                                          34,000       839,120
                                                                             ------------
                                                                                2,523,950
                                                                             ------------

HEALTH CARE PROVIDERS & SERVICES - 8.3%
AMICAS, Inc.*                                                       390,000     2,106,000
AMN Healthcare Services, Inc.*                                      211,000     3,264,170
Cross Country Healthcare, Inc.*                                     152,000     2,821,120
Eclipsys Corp.*                                                     105,000     1,873,200
Omnicell, Inc.*                                                     175,000     1,702,750
WebMD Corp.*                                                        218,000     2,415,440
WebMD Health Corp. - Class A*                                        60,000     1,478,940
                                                                             ------------
                                                                               15,661,620
                                                                             ------------
TOTAL HEALTH CARE                                                              18,185,570
                                                                             ------------

INDUSTRIALS - 16.8%
AIRLINES - 3.4%
AirTran Holdings, Inc.*                                             255,000     3,228,300
AMR Corp.*                                                          103,000     1,151,540
Continental Airlines, Inc. - Class B*                                88,500       854,910
JetBlue Airways Corp.*                                               71,000     1,249,600
                                                                             ------------
                                                                                6,484,350
                                                                             ------------

COMMERCIAL SERVICES & SUPPLIES - 2.4%
Herman Miller, Inc.                                                  66,000     1,999,800
Tomra Systems ASA (Norway)                                          346,000     2,462,445
                                                                             ------------
                                                                                4,462,245
                                                                             ------------

CONSTRUCTION & ENGINEERING - 1.9%
Infrasource Services, Inc.*                                         115,000     1,673,250
Insituform Technologies, Inc. - Class A*                            107,000     1,850,030
                                                                             ------------
                                                                                3,523,280
                                                                             ------------

ELECTRICAL EQUIPMENT - 2.7%
General Cable Corp.*                                                117,000     1,965,600
Global Power Equipment Group, Inc.*                                 197,000     1,404,610
Plug Power, Inc.*                                                   245,000     1,666,000
                                                                             ------------
                                                                                5,036,210
                                                                             ------------

MACHINERY - 6.4%
AGCO Corp.*                                                         138,000     2,511,600
Albany International Corp. - Class A                                 50,000     1,843,500
Gardner Denver, Inc.*                                                54,000     2,408,400
The Greenbrier Companies, Inc.                                       57,000     1,894,680
Lindsay Manufacturing Co.                                            69,000     1,518,690
Wabtec Corp.                                                         71,225     1,943,018
                                                                             ------------
                                                                               12,119,888
                                                                             ------------
TOTAL INDUSTRIALS                                                              31,625,973
                                                                             ------------

INFORMATION TECHNOLOGY - 14.0%
COMMUNICATIONS EQUIPMENT - 1.0%
Packeteer, Inc.*                                                    155,000     1,945,250
                                                                             ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
DTS, Inc.*                                                           61,000     1,027,240
                                                                             ------------

INTERNET SOFTWARE & SERVICES - 1.3%
Corillian Corp.*                                                    475,000     1,520,000
Online Resources Corp.*                                              88,000       931,040
                                                                             ------------
                                                                                2,451,040
                                                                             ------------

IT SERVICES - 0.7%
The BISYS Group, Inc.*1                                              99,000     1,329,570
                                                                             ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Cabot Microelectronics Corp.*                                        95,000     2,791,100
Cymer, Inc.*                                                         71,000     2,223,720
Zoran Corp.*                                                        153,000     2,187,900
                                                                             ------------
                                                                                7,202,720
                                                                             ------------

SOFTWARE - 6.6%
Activision, Inc.*                                                    51,000     1,042,950
Blackbaud, Inc.                                                     162,049     2,296,234
Kronos, Inc.*                                                        21,000       937,440
RADWARE Ltd.* (Israel)                                              107,000     2,038,350
Take-Two Interactive Software, Inc.*                                165,500     3,655,895
THQ, Inc.*                                                           54,000     1,151,280
Verity, Inc.*                                                       127,000     1,348,740
                                                                             ------------
                                                                               12,470,889
                                                                             ------------
TOTAL INFORMATION TECHNOLOGY                                                   26,426,709
                                                                             ------------

MATERIALS - 7.2%
CHEMICALS - 3.3%
Minerals Technologies, Inc.                                          79,000     4,519,590
Nalco Holding Co.*                                                   98,000     1,653,260
                                                                             ------------
                                                                                6,172,850
                                                                             ------------

PAPER & FOREST PRODUCTS - 3.9%
Aracruz Celulose S.A. - ADR (Brazil)                                 43,500     1,765,230
Sappi Ltd. - ADR (South Africa)                                     482,000     5,682,780
                                                                             ------------
                                                                                7,448,010
                                                                             ------------
TOTAL MATERIALS                                                                13,620,860
                                                                             ------------

UTILITIES - 6.3%
ELECTRIC UTILITIES - 4.4%
Allegheny Energy, Inc.*                                             219,000     6,727,680
Westar Energy, Inc.                                                  67,400     1,626,362
                                                                             ------------
                                                                                8,354,042
                                                                             ------------

MULTI-UTILITIES - 1.9%
Aquila, Inc.*                                                       902,100     3,572,316
                                                                             ------------
TOTAL UTILITIES                                                                11,926,358
                                                                             ------------

TOTAL COMMON STOCKS
(Identified Cost $142,013,710)                                                179,814,151
                                                                             ------------

SHORT-TERM INVESTMENTS - 3.5%
Dreyfus Treasury Cash Management - Institutional Shares           2,541,121     2,541,121
Freddie Mac Discount Note, 11/21/2005                     $       4,000,000     3,979,030
                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,520,834)                                                    6,520,151
                                                                             ------------

TOTAL INVESTMENTS - 98.9%
(Identified Cost $148,534,544)                                                186,334,302

OTHER ASSETS, LESS LIABILITIES - 1.1%                                           2,118,430
                                                                             ------------

NET ASSETS - 100%                                                            $188,452,732
                                                                             ============





*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
2Security pledged as collateral for National-Oilweel Varco, Inc. call option written.
3Security pledged as collateral for Pride International, Inc. call option written.
ADR  -  American  Depository  Receipt






WRITTEN CALL OPTIONS OUTSTANDING
                                                Shares Subject    Market
Common Stock/Expiration Date/Exercise Price        to Call        Value
----------------------------------------------  --------------  ----------

National-Oilwell Varco, Inc./February 2006/60           40,000  $  416,000
Pride International, Inc./January 2006/25              130,000     598,000
                                                                ----------
(premiums received $575,688)                                    $1,014,000
                                                                ==========





FEDERAL TAX INFORMATION:

On September 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $147,958,856

Unrealized appreciation               $ 43,843,246
Unrealized depreciation                 (6,481,800)
                                      -------------

Net unrealized appreciation           $ 37,361,446
                                      =============






The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

ITEM 2:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.


ITEM 3:  EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
November 28, 2005

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. November 28, 2005